UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

Nicholas Crypto Income ETF Tailored Shareholder Report

semi-annual shareholder report April 30, 2026 Nicholas Crypto Income ETF Ticker: BLOX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Nicholas Crypto Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasx.com/blox/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Crypto Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Crypto Income ETF	$43	0.99%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$270,710
Number of Holdings	87
Total Advisory Fee	$1,088,625
Portfolio Turnover	234%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	13.5
VanEck Bitcoin ETF/US - Class ExchangeTradedProduct	9.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.8
Hut 8 Corp.	7.4
iShares Ethereum Trust ETF	7.3
Galaxy Digital, Inc. - Class A	6.6
Cipher Digital, Inc.	6.2
NVIDIA Corp.	5.7
Nicholas Bitcoin and Treasuries AfterDark ETF	4.8
Nicholas Bitcoin Tail ETF	4.6

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/blox/.

Nicholas Fixed Income Alternative ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Nicholas Fixed Income Alternative ETF Ticker: FIAX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Nicholas Fixed Income Alternative ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasx.com/fiax/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Fixed Income Alternative ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Fixed Income Alternative ETF	$43	0.86%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$134,858
Number of Holdings	14
Total Advisory Fee	$687,965
Portfolio Turnover	39%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
United States Treasury Note/Bond, 3.88%, 6/15/2028	24.9
United States Treasury Note/Bond, 4.62%, 10/15/2026	24.3
United States Treasury Note/Bond, 3.88%, 4/15/2029	22.9
United States Treasury Note/Bond, 3.88%, 3/31/2031	22.8
United States Treasury Note/Bond, 4.50%, 2/15/2036	3.9
S&P 500 Index, Call Option, Expiration: 6/18/2026; Exercise Price: $6,950.00	1.7
First American Government Obligations Fund - Class X, 3.58%	0.4
iShares iBoxx USD High Yield Corporate Bond ETF, Put Option, Expiration: 6/18/2026; Exercise Price: $76.00	0.1
S&P 500 Index, Put Option, Expiration: 7/31/2026; Exercise Price: $6,350.00	0.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/fiax/.

Nicholas Global Equity and Income ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Nicholas Global Equity and Income ETF Ticker: GIAX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Nicholas Global Equity and Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasx.com/giax/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Global Equity and Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Global Equity And Income ETF	$45	0.90%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$86,514
Number of Holdings	79
Total Advisory Fee	$365,953
Portfolio Turnover	134%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
Vanguard FTSE Developed Markets ETF	9.6
Freedom 100 Emerging Markets ETF	8.8
Vanguard Small-Cap ETF	7.4
Vanguard S&P 500 ETF	7.1
Vanguard Mid-Cap Growth ETF	5.8
Nebius Group NV - Class A	4.8
Alphabet, Inc. - Class A	4.7
Amazon.com, Inc.	4.3
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.2
Microsoft Corp.	4.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/giax/.

Nicholas Bitcoin and Treasuries AfterDark ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Nicholas Bitcoin and Treasuries AfterDark ETF Ticker: NGHT (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Nicholas Bitcoin and Treasuries AfterDark ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasx.com/nght/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Bitcoin and Treasuries AfterDark ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Bitcoin And Treasuries AfterDark ETF	$48	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$17,151
Number of Holdings	3
Total Advisory Fee	$2,986
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

*	Does not round to 0.1% or (0.1)%, as applicable.

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
U.S. Treasury Bill, 5/21/2026, 3.46%	47.5
First American Government Obligations Fund - Class X, 3.58%	11.0
iShares Bitcoin Trust ETF Total Return Swap	0.0*
*	Does not round to 0.1% or (0.1)%, as applicable.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/nght/.

Nicholas Bitcoin Tail ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Nicholas Bitcoin Tail ETF Ticker: BHDG (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Nicholas Bitcoin Tail ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasx.com/bhdg/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Bitcoin Tail ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Bitcoin Tail ETF	$46	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$13,176
Number of Holdings	7
Total Advisory Fee	$9,059
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	80.1
U.S. Treasury Bill, 5/12/2026, 3.32%	3.8
iShares Bitcoin Trust ETF, Put Option, Expiration: 7/17/2026; Exercise Price: $43.00	1.8
iShares Bitcoin Trust ETF, Put Option, Expiration: 6/18/2026; Exercise Price: $37.00	0.9
iShares Bitcoin Trust ETF, Put Option, Expiration: 6/18/2026; Exercise Price: $41.00	0.6
iShares Bitcoin Trust ETF, Call Option, Expiration: 5/8/2026; Exercise Price: $46.00	0.4

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/bhdg/.

Nicholas Defense and Rare Earth Income ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Nicholas Defense and Rare Earth Income ETF Ticker: WEPN (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Nicholas Defense and Rare Earth Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasx.com/wepn/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Defense and Rare Earth Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Defense And Rare Earth Income ETF	$47	0.99%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$5,612
Number of Holdings	90
Total Advisory Fee	$8,997
Portfolio Turnover	86%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
Invesco DB Base Metals Fund	6.7
Palo Alto Networks, Inc.	5.1
CrowdStrike Holdings, Inc. - Class A	5.0
VanEck Steel ETF	4.4
BWX Technologies, Inc.	4.3
Lockheed Martin Corp.	4.2
AeroVironment, Inc.	4.2
Ondas, Inc.	4.2
Palantir Technologies, Inc. - Class A	4.1
General Dynamics Corp.	4.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/wepn/.

Nicholas Gold Income ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Nicholas Gold Income ETF Ticker: GLDN (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Nicholas Gold Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasx.com/gldn/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Gold Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Gold Income ETF	$46	0.99%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$2,594
Number of Holdings	61
Total Advisory Fee	$3,764
Portfolio Turnover	58%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	33.2
SPDR Gold MiniShares Trust	21.3
SSR Mining, Inc.	4.9
Franco-Nevada Corp.	4.2
Newmont Corp.	4.1
Kinross Gold Corp.	4.1
Agnico Eagle Mines Ltd.	4.0
Anglogold Ashanti PLC	4.0
Barrick Mining Corp.	3.8
Royal Gold, Inc.	3.8

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/gldn/.

Nicholas Nuclear Income ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Nicholas Nuclear Income ETF Ticker: NUKX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Nicholas Nuclear Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasx.com/nukx/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Nuclear Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Nuclear Income ETF	$49	0.99%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$2,428
Number of Holdings	63
Total Advisory Fee	$4,286
Portfolio Turnover	136%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	36.1
NextEra Energy, Inc.	4.9
Dominion Energy, Inc.	4.7
Centrus Energy Corp. - Class A	4.7
Lightbridge Corp.	4.6
Duke Energy Corp.	4.5
Constellation Energy Corp.	4.4
Uranium Energy Corp.	4.4
NuScale Power Corp. - Class A	4.3
Vistra Corp.	4.3

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/nukx/.

Nicholas Silver Income ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Nicholas Silver Income ETF Ticker: SLVX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Nicholas Silver Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasx.com/slvx/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Silver Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Silver Income ETF	$48	0.99%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$2,254
Number of Holdings	52
Total Advisory Fee	$4,055
Portfolio Turnover	65%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets..

What did the Fund invest in?

(as of April 30, 2026)

Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	42.9
Sprott Physical Silver Trust	10.5
Pan American Silver Corp.	9.3
Silvercorp Metals, Inc.	4.9
First Majestic Silver Corp.	4.8
SSR Mining, Inc.	4.6
Hycroft Mining Holding Corp.	4.5
Fortuna Mining Corp.	3.9
Wheaton Precious Metals Corp.	3.8
OR Royalties, Inc.	3.7

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/slvx/.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
April 30, 2026 (Unaudited)

Tidal Trust II

Nicholas Bitcoin Tail ETF	| BHDG |	The Nasdaq Stock Market, LLC
Nicholas Bitcoin and Treasuries AfterDark ETF	| NGHT |	The Nasdaq Stock Market, LLC
Nicholas Crypto Income ETF	| BLOX |	NYSE Arca, Inc.
Nicholas Defense and Rare Earth Income ETF	| WEPN |	NYSE Arca, Inc.
Nicholas Fixed Income Alternative ETF	| FIAX |	NYSE Arca, Inc.
Nicholas Global Equity and Income ETF	| GIAX |	NYSE Arca, Inc.
Nicholas Gold Income ETF	| GLDN |	NYSE Arca, Inc.
Nicholas Nuclear Income ETF	| NUKX |	NYSE Arca, Inc.
Nicholas Silver Income ETF	| SLVX |	NYSE Arca, Inc.

Nicholas Wealth ETFs

Nicholas Bitcoin and Treasuries AfterDark ETF

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 58.5%
Money Market Funds - 11.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	1,883,041	$1,883,041

U.S. Treasury Bills - 47.5%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	8,160,000	8,143,793

TOTAL SHORT-TERM INVESTMENTS (Cost $10,026,835)		10,026,834

TOTAL INVESTMENTS - 58.5% (Cost $10,026,835)		$10,026,834
Other Assets in Excess of Liabilities - 41.5%		7,123,944
TOTAL NET ASSETS - 100.0%		$17,150,778

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(b)	The rate shown is the annualized effective yield as of April 30, 2026.

(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Nicholas Bitcoin and Treasuries AfterDark ETF

Consolidated Schedule of Total Return Swaps Contracts

April 30, 2026 (Unaudited)

TOTAL RETURN

SWAPS - 0.0%(c)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
iShares Bitcoin Trust ETF(a)	Cantor Fitzgerald & Co.	Receive	0.00%	Termination(b)	11/29/2028	$17,147,226	$4

Net Unrealized Appreciation (Depreciation)							4

(a)	All or a portion of the investment is a holding of the Nicholas Bitcoin and Treasuries AfterDark ETF (Cayman Subsidiary).

(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

Nicholas Bitcoin Tail ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 3.6%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.3%
iShares Bitcoin Trust ETF, Expiration: 5/8/2026; Exercise Price: $46.00	$12,918,024	2,982	$47,712

Put Options - 3.3%
iShares Bitcoin Trust ETF, Expiration: 6/18/2026; Exercise Price:
$41.00	2,044,704	472	72,924
iShares Bitcoin Trust ETF, Expiration: 6/18/2026; Exercise Price:
$37.00	7,364,400	1,700	113,900
iShares Bitcoin Trust ETF, Expiration: 7/17/2026; Exercise Price:
$43.00	3,508,920	810	243,405
			430,229

TOTAL PURCHASED OPTIONS (Cost $1,051,173)			477,941

SHORT-TERM INVESTMENTS - 83.9%
Money Market Funds - 80.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)(f)		10,547,862	10,547,862

		Principal
U.S. Treasury Bills - 3.8%		Amount	Value
U.S. Treasury Bill, 5/12/2026, 3.32%(g)		500,000	499,454

TOTAL SHORT-TERM INVESTMENTS (Cost $11,047,308)			11,047,316

TOTAL INVESTMENTS - 87.5% (Cost $12,098,481)			$11,525,257
Other Assets in Excess of Liabilities - 12.5%			1,650,768
TOTAL NET ASSETS - 100.0%			$13,176,025

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)	The rate shown is the annualized effective yield as of April 30, 2026.

Nicholas Bitcoin Tail ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (1.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.1)%
iShares Bitcoin Trust ETF, Expiration: 5/8/2026; Exercise Price: $44.50	$(12,918,024)	(2,982)	$(141,645)

TOTAL WRITTEN OPTIONS (Premiums received $137,891)			(141,645)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

Nicholas Crypto Income ETF

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 50.7%		Shares	Value
Financial Services - 33.4%(a)
BitMine Immersion Technologies, Inc.		120,354	$2,575,576
Cipher Digital, Inc.(b)		938,837	16,654,968
Circle Internet Group, Inc. - Class A(b)		40,021	3,637,108
Coinbase Global, Inc. - Class A(b)		43,937	8,250,051
Galaxy Digital, Inc. - Class A(b)		655,209	17,978,935
Hut 8 Corp.(b)		263,421	19,962,043
IREN Ltd.(b)		41,931	1,908,280
MARA Holdings, Inc.(b)		369,485	4,430,125
Robinhood Markets, Inc. - Class A(b)		69,340	5,054,193
Terawulf, Inc.(b)		460,733	10,011,728
			90,463,007
Software & Tech Services - 3.8%
Bullish(b)		142,290	5,368,602
Coreweave, Inc. - Class A(b)		27,012	3,014,539
Strategy, Inc. - Class A(b)		11,761	1,945,857
			10,328,998
Tech Hardware & Semiconductors - 13.5%
NVIDIA Corp.		77,346	15,435,941
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		53,082	21,023,657
			36,459,598

TOTAL COMMON STOCKS (Cost $114,460,833)			137,251,603

EXCHANGE TRADED FUNDS - 26.6%		Shares	Value
iShares Ethereum Trust ETF(b)(c)		1,157,461	19,769,434
Nicholas Bitcoin and Treasuries AfterDark ETF(b)(d)		495,216	12,999,420
Nicholas Bitcoin Tail ETF(b)(d)		536,006	12,585,421
VanEck Bitcoin ETF (b)(c)		1,229,590	26,559,144
			71,913,419

TOTAL EXCHANGE TRADED FUNDS (Cost $73,425,013)			71,913,419

PURCHASED OPTIONS - 5.3%(b)(e)(f)(g)	Notional Amount	Contracts	Value
Call Options - 2.3%
Fidelity Wise Origin Bitcoin Fund, Expiration: 5/8/2026; Exercise Price:
$69.00	$38,933,356	5,852	277,970
Fidelity Wise Origin Bitcoin Fund, Expiration: 5/15/2026; Exercise
Price: $67.00	25,806,987	3,879	737,010
IREN Ltd., Expiration: 5/15/2026; Exercise Price: $44.00	17,157,270	3,770	1,998,100
iShares Ethereum Trust ETF, Expiration: 5/8/2026; Exercise Price:
$18.50	9,884,196	5,787	54,976
Riot Platforms, Inc., Expiration: 5/15/2026; Exercise Price: $18.00	17,779,612	10,313	979,735

Robinhood Markets, Inc., Expiration: 6/18/2026; Exercise Price: $30.00	$3,790,280	520	$2,250,300
			6,298,091

Put Options - 3.0%
BitMine Immersion Technologies, Inc., Expiration: 5/1/2026; Exercise
Price: $21.00	2,574,420	1,203	21,654
Bullish, Expiration: 5/1/2026; Exercise Price: $39.00	5,229,378	1,386	218,988
Bullish, Expiration: 5/1/2026; Exercise Price: $37.50	75,460	20	1,040
Bullish, Expiration: 5/8/2026; Exercise Price: $35.50	5,289,746	1,402	91,831
CBOE Mini Bitcoin U.S. ETF Index, Expiration: 5/1/2026; Exercise
Price: $180.00	21,815,090	1,210	314,600
CBOE Mini Bitcoin U.S. ETF Index, Expiration: 5/1/2026; Exercise
Price: $175.00	4,759,656	264	17,028
Cipher Digital, Inc., Expiration: 5/1/2026; Exercise Price: $18.50	16,462,720	9,280	830,560
Cipher Digital, Inc., Expiration: 5/8/2026; Exercise Price: $16.00	16,654,312	9,388	572,668
Circle Internet Group, Inc., Expiration: 5/1/2026; Exercise Price: $96.00	3,535,232	389	225,620
Circle Internet Group, Inc., Expiration: 5/1/2026; Exercise Price: $93.00	54,528	6	1,782
Circle Internet Group, Inc., Expiration: 5/8/2026; Exercise Price: $89.00	3,580,672	394	139,870
Coinbase Global, Inc., Expiration: 5/1/2026; Exercise Price: $195.00	8,149,218	434	378,665
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $175.00	8,243,103	439	189,867
CoreWeave, Inc., Expiration: 5/1/2026; Exercise Price: $104.00	3,013,200	270	11,205
Galaxy Digital, Inc., Expiration: 5/1/2026; Exercise Price: $25.00	17,978,688	6,552	127,764
Hut 8 Corp., Expiration: 5/1/2026; Exercise Price: $74.00	287,964	38	4,180
Hut 8 Corp., Expiration: 5/8/2026; Exercise Price: $69.00	19,672,488	2,596	606,166
IREN Ltd., Expiration: 5/1/2026; Exercise Price: $50.00	16,715,823	3,673	1,717,128
IREN Ltd., Expiration: 5/8/2026; Exercise Price: $42.50	17,157,270	3,770	933,075
iShares Ethereum Trust ETF, Expiration: 5/1/2026; Exercise Price:
$16.50	9,884,196	5,787	20,254
MARA Holdings, Inc., Expiration: 5/8/2026; Exercise Price: $11.00	4,429,106	3,694	105,279
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $192.50	15,426,761	773	13,528
Riot Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $15.00	17,779,612	10,313	252,669
Robinhood Markets, Inc., Expiration: 5/1/2026; Exercise Price: $81.00	72,890	10	8,375
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $79.00	8,535,419	1,171	746,512
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $68.00	233,248	32	2,400
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $160.00	1,935,765	117	7,839
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/1/2026;
Exercise Price: $387.50	20,991,180	530	51,675
Terawulf, Inc., Expiration: 5/8/2026; Exercise Price: $21.00	10,011,011	4,607	495,253
			8,107,475

TOTAL PURCHASED OPTIONS (Cost $17,149,140)			14,405,566

SHORT-TERM INVESTMENTS - 13.5%
Money Market Funds - 13.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(h)		36,631,775	36,631,775

TOTAL SHORT-TERM INVESTMENTS (Cost $36,631,775)			36,631,775

TOTAL INVESTMENTS - 96.1% (Cost $241,666,761)			$260,202,363
Other Assets in Excess of Liabilities - 3.9%			10,507,763
TOTAL NET ASSETS - 100.0%			$270,710,126

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	All or a portion of the investment is a holding of the Nicholas Crypto Income Cayman Subsidiary.

(d)	Affiliated company as defined by the Investment Company Act of 1940. See Note 7.

(e)	Exchange-traded.

(f)	100 shares per contract.

(g)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(h)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

Nicholas Crypto Income ETF

Consolidated Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (7.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Fidelity Wise Origin Bitcoin Fund, Expiration: 5/8/2026; Exercise Price: $67.00	$(38,933,356)	(5,852)	$(629,090)
iShares Ethereum Trust ETF, Expiration: 5/8/2026; Exercise Price: $17.50	(9,884,196)	(5,787)	(182,291)
			(811,381)

Put Options - (6.8)%
BitMine Immersion Technologies Inc, Expiration: 5/1/2026; Exercise Price: $22.50	(2,574,420)	(1,203)	(150,375)
Bullish, Expiration: 5/1/2026; Exercise Price: $40.50	(5,229,378)	(1,386)	(381,843)
Bullish, Expiration: 5/1/2026; Exercise Price: $38.50	(75,460)	(20)	(3,040)
Bullish, Expiration: 5/8/2026; Exercise Price: $37.00	(5,289,746)	(1,402)	(152,117)
CBOE Mini Bitcoin U.S. ETF Index, Expiration: 5/1/2026; Exercise Price: $185.00	(26,574,746)	(1,474)	(913,880)
Cipher Digital, Inc., Expiration: 5/1/2026; Exercise Price: $20.00	(16,462,720)	(9,280)	(2,125,120)
Cipher Digital, Inc., Expiration: 5/8/2026; Exercise Price: $17.00	(16,654,312)	(9,388)	(1,009,210)
Circle Internet Group, Inc., Expiration: 5/1/2026; Exercise Price: $99.00	(3,535,232)	(389)	(335,512)
Circle Internet Group, Inc., Expiration: 5/1/2026; Exercise Price: $95.00	(54,528)	(6)	(2,730)
Circle Internet Group, Inc., Expiration: 5/8/2026; Exercise Price: $92.00	(3,580,672)	(394)	(199,955)
Coinbase Global, Inc., Expiration: 5/1/2026; Exercise Price: $202.50	(8,149,218)	(434)	(641,235)
Coinbase Global, Inc., Expiration: 5/8/2026; Exercise Price: $182.50	(8,243,103)	(439)	(316,080)
Coreweave, Inc., Expiration: 5/1/2026; Exercise Price: $108.00	(3,013,200)	(270)	(27,135)
Fidelity Wise Origin Bitcoin Fund, Expiration: 5/15/2026; Exercise Price: $67.01	(25,806,987)	(3,879)	(878,244)
Galaxy Digital, Inc., Expiration: 5/1/2026; Exercise Price: $26.00	(17,978,688)	(6,552)	(111,384)
Hut 8 Corp., Expiration: 5/1/2026; Exercise Price: $76.00	(287,964)	(38)	(7,752)
Hut 8 Corp., Expiration: 5/8/2026; Exercise Price: $72.00	(19,672,488)	(2,596)	(915,090)
IREN Ltd., Expiration: 5/1/2026; Exercise Price: $52.00	(14,808,954)	(3,254)	(2,285,935)
IREN Ltd., Expiration: 5/8/2026; Exercise Price: $44.50	(17,157,270)	(3,770)	(1,225,250)
IREN Ltd., Expiration: 5/15/2026; Exercise Price: $44.01	(17,157,270)	(3,770)	(1,545,700)
iShares Ethereum Trust ETF, Expiration: 5/1/2026; Exercise Price: $17.00	(9,884,196)	(5,787)	(78,125)
MARA Holdings, Inc., Expiration: 5/8/2026; Exercise Price: $12.00	(4,429,106)	(3,694)	(251,192)
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $202.50	(15,426,761)	(773)	(282,145)
Riot Platforms, Inc., Expiration: 5/8/2026; Exercise Price: $16.00	(17,779,612)	(10,313)	(531,119)
Riot Platforms, Inc., Expiration: 5/15/2026; Exercise Price: $18.01	(17,779,612)	(10,313)	(1,791,781)
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $82.00	(8,535,419)	(1,171)	(1,100,740)
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $71.00	(233,248)	(32)	(5,168)
Strategy, Inc., Expiration: 5/1/2026; Exercise Price: $165.00	(1,935,765)	(117)	(26,325)

Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/1/2026;
Exercise Price: $400.00	$(20,991,180)	(530)	$(303,425)
Terawulf, Inc., Expiration: 5/8/2026; Exercise Price: $22.00	(10,011,011)	(4,607)	(716,389)
			(18,313,996)

TOTAL WRITTEN OPTIONS (Premiums received $19,792,557)			(19,125,377)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

Nicholas Defense and Rare Earth Income ETF

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 77.8%	Shares	Value
Industrial Products - 41.0%(a)
AeroVironment, Inc.(b)	1,210	$235,974
Axon Enterprise, Inc.(b)	421	169,141
BWX Technologies, Inc.	1,116	241,491
General Dynamics Corp.	664	228,615
Huntington Ingalls Industries, Inc.	537	195,624
Kratos Defense & Security Solutions, Inc.(b)	2,700	170,235
L3Harris Technologies, Inc.	645	206,755
Lockheed Martin Corp.	457	236,712
Northrop Grumman Corp.	317	183,695
Ondas, Inc.(b)	23,315	234,083
RTX Corp.	1,141	200,896
		2,303,221

Materials - 18.9%
Albemarle Corp.	679	133,559
Alcoa Corp.	1,900	121,201
American Resources Corp. - Class A(b)	37,010	85,863
Critical Metals Corp.(b)	11,115	141,494
Energy Fuels, Inc.(b)	5,265	113,935
IperionX Ltd., ADR(b)	1,210	40,511
MP Materials Corp.(b)	1,915	126,466
Sociedad Quimica y Minera de Chile SA, ADR	1,600	147,472
USA Rare Earth, Inc.(b)	5,811	150,912
		1,061,413

Software & Tech Services - 17.9%
CACI International, Inc. - Class A(b)	387	201,062
CrowdStrike Holdings, Inc. - Class A(b)	630	280,822
Palantir Technologies, Inc. - Class A(b)	1,672	232,592
Palo Alto Networks, Inc.(b)	1,602	287,271
		1,001,747

TOTAL COMMON STOCKS (Cost $4,467,116)		4,366,381

EXCHANGE TRADED FUNDS - 25.2%	Shares	Value
abrdn Physical Platinum Shares ETF(b)(c)	1,161	208,748
Global X Lithium & Battery Tech ETF	2,416	213,188
Global X Uranium ETF	3,240	182,801
Invesco DB Base Metals Fund	15,195	377,748
United States Copper Index Fund(b)	5,017	183,271
VanEck Steel ETF	2,411	249,345
		1,415,101

TOTAL EXCHANGE TRADED FUNDS (Cost $1,359,740)		1,415,101

PURCHASED OPTIONS - 1.8%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.3%
abrdn Physical Platinum Shares ETF, Expiration: 5/15/2026; Exercise
Price: $225.00	$197,780	11	$798
Global X Lithium & Battery Tech ETF, Expiration: 5/15/2026; Exercise
Price: $90.00	211,776	24	4,320
Global X Uranium ETF, Expiration: 5/8/2026; Exercise Price: $56.50	180,544	32	6,640
VanEck Steel ETF, Expiration: 5/15/2026; Exercise Price: $105.00	248,208	24	4,380
			16,138

Put Options - 1.5%
AeroVironment, Inc., Expiration: 5/15/2026; Exercise Price: $180.00	234,024	12	5,940
Albemarle Corp., Expiration: 5/1/2026; Exercise Price: $185.00	118,020	6	294
Alcoa Corp., Expiration: 5/1/2026; Exercise Price: $62.00	121,201	19	399
Axon Enterprise, Inc., Expiration: 5/8/2026; Exercise Price: $375.00	160,704	4	7,040
BWX Technologies, Inc., Expiration: 5/15/2026; Exercise Price:
$200.00	238,029	11	4,620
CACI International, Inc., Expiration: 5/15/2026; Exercise Price: $480.00	155,862	3	1,620
Critical Metals Corp., Expiration: 5/8/2026; Exercise Price: $12.00	141,303	111	7,492
Crowdstrike Holdings, Inc., Expiration: 5/1/2026; Exercise Price:
$447.50	267,450	6	3,555
Energy Fuels, Inc., Expiration: 5/8/2026; Exercise Price: $19.50	112,528	52	2,210
General Dynamics Corp., Expiration: 5/8/2026; Exercise Price: $335.00	206,580	6	900
Huntington Ingalls Industries, Inc., Expiration: 5/15/2026; Exercise
Price: $360.00	145,716	4	6,000
Huntington Ingalls Industries, Inc., Expiration: 5/15/2026; Exercise
Price: $340.00	36,429	1	765
Kratos Defense & Security Solutions, Inc., Expiration: 5/8/2026;
Exercise Price: $58.00	170,235	27	4,388
L3Harris Technologies, Inc., Expiration: 5/8/2026; Exercise Price:
$305.00	192,330	6	855
Lockheed Martin Corp., Expiration: 5/1/2026; Exercise Price: $532.50	51,797	1	1,590
Lockheed Martin Corp., Expiration: 5/1/2026; Exercise Price: $515.00	103,594	2	565
MP Materials Corp., Expiration: 5/1/2026; Exercise Price: $64.00	26,416	4	156
MP Materials Corp., Expiration: 5/8/2026; Exercise Price: $61.00	99,060	15	1,920
Northrop Grumman Corp., Expiration: 5/15/2026; Exercise Price:
$560.00	173,844	3	1,725
Ondas Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $10.50	233,932	233	11,766
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price:
$138.00	222,576	16	10,200
Palo Alto Networks, Inc., Expiration: 5/8/2026; Exercise Price: $162.50	286,912	16	936
RTX Corp., Expiration: 5/1/2026; Exercise Price: $175.00	193,677	11	814
Sociedad Quimica y Minera de Chile SA, Expiration: 5/15/2026;
Exercise Price: $77.50	147,472	16	1,200

USA Rare Earth, Inc., Expiration: 5/15/2026; Exercise Price: $23.50	$150,626	58	$7,540
			84,490

TOTAL PURCHASED OPTIONS (Cost $120,122)			100,628

TOTAL INVESTMENTS - 104.8% (Cost $5,946,978)			$5,882,110
Liabilities in Excess of Other Assets - (4.8)%			(269,732)
TOTAL NET ASSETS - 100.0%			$5,612,378

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	All or a portion of the investment is a holding of the Nicholas Defense and Rare Earth Income WEPN Cayman Subsidiary.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

Nicholas Defense and Rare Earth Income ETF

Consolidated Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (4.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.7)%
abrdn Physical Platinum Shares ETF, Expiration: 5/15/2026; Exercise Price: $200.00	$(197,780)	(11)	$(715)
Global X Lithium & Battery Tech ETF, Expiration: 5/15/2026; Exercise Price: $85.00	(211,776)	(24)	(11,160)
Global X Uranium ETF, Expiration: 5/8/2026; Exercise Price: $54.50	(180,544)	(32)	(9,520)
Invesco DB Base Metals Fund, Expiration: 5/15/2026; Exercise Price: $26.00	(72,094)	(29)	(580)
Invesco DB Base Metals Fund, Expiration: 5/15/2026; Exercise Price: $25.00	(303,292)	(122)	(4,575)
United States Copper Index Fund, Expiration: 5/15/2026; Exercise Price: $39.00	(182,650)	(50)	(750)
VanEck Steel ETF, Expiration: 5/15/2026; Exercise Price: $100.00	(248,208)	(24)	(12,000)
			(39,300)
Put Options - (4.1)%
AeroVironment, Inc., Expiration: 5/15/2026; Exercise Price: $190.00	(234,024)	(12)	(10,260)
Albemarle Corp., Expiration: 5/1/2026; Exercise Price: $197.50	(118,020)	(6)	(2,430)
Alcoa Corp., Expiration: 5/1/2026; Exercise Price: $66.00	(121,201)	(19)	(4,702)
Axon Enterprise, Inc., Expiration: 5/8/2026; Exercise Price: $392.50	(160,704)	(4)	(9,820)
BWX Technologies, Inc., Expiration: 5/15/2026; Exercise Price: $240.00	(238,029)	(11)	(28,875)
CACI International, Inc., Expiration: 5/15/2026; Exercise Price: $530.00	(155,862)	(3)	(5,955)
Critical Metals Corp., Expiration: 5/8/2026; Exercise Price: $13.00	(141,303)	(111)	(13,598)
Crowdstrike Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $462.50	(267,450)	(6)	(11,100)
Energy Fuels, Inc., Expiration: 5/8/2026; Exercise Price: $21.00	(112,528)	(52)	(5,148)
General Dynamics Corp., Expiration: 5/8/2026; Exercise Price: $347.50	(206,580)	(6)	(3,450)
Huntington Ingalls Industries, Inc., Expiration: 5/15/2026; Exercise Price: $410.00	(145,716)	(4)	(19,620)
Huntington Ingalls Industries, Inc., Expiration: 5/15/2026; Exercise Price: $370.00	(36,429)	(1)	(2,035)
Kratos Defense & Security Solutions, Inc., Expiration: 5/8/2026; Exercise Price: $63.00	(170,235)	(27)	(12,150)
L3Harris Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $320.00	(192,330)	(6)	(2,790)
Lockheed Martin Corp., Expiration: 5/1/2026; Exercise Price: $535.00	(103,594)	(2)	(3,610)
MP Materials Corp., Expiration: 5/1/2026; Exercise Price: $67.00	(26,416)	(4)	(664)
MP Materials Corp., Expiration: 5/8/2026; Exercise Price: $63.00	(99,060)	(15)	(2,985)
Northrop Grumman Corp., Expiration: 5/15/2026; Exercise Price: $595.00	(173,844)	(3)	(6,540)
Ondas Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $11.50	(233,932)	(233)	(36,348)
Palantir Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $145.00	(222,576)	(16)	(16,640)
Palo Alto Networks, Inc., Expiration: 5/8/2026; Exercise Price: $177.50	(286,912)	(16)	(6,480)

RTX Corp., Expiration: 5/1/2026; Exercise Price: $182.50	$(193,677)	(11)	$(6,765)
Sociedad Quimica y Minera de Chile SA, Expiration: 5/15/2026; Exercise Price: $87.50	(147,472)	(16)	(4,080)
USA Rare Earth, Inc., Expiration: 5/15/2026; Exercise Price: $25.50	(150,626)	(58)	(12,963)
			(229,008)

TOTAL WRITTEN OPTIONS (Premiums received $260,217)			(268,308)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Nicholas Fixed Income Alternative ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 2.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 1.7%
S&P 500 Index, Expiration: 6/18/2026; Exercise Price: $6,950.00	$45,416,763	63	$2,313,675

Put Options - 0.3%
iShares iBoxx USD High Yield Corporate Bond ETF, Expiration:
6/18/2026; Exercise Price: $76.00	100,555,380	12,510	150,120
S&P 500 Index, Expiration: 7/31/2026; Exercise Price: $6,350.00	17,301,624	24	125,160
S&P 500 Index, Expiration: 7/31/2026; Exercise Price: $6,150.00	13,697,119	19	75,715
			350,995

TOTAL PURCHASED OPTIONS (Cost $3,265,604)			2,664,670

		Principal
U.S. TREASURY SECURITIES - 98.8%		Amount	Value
United States Treasury Note/Bond(e)
3.88%, 06/15/2028(e)		33,609,000	33,602,436
4.63%, 10/15/2026(e)		32,604,000	32,747,777
4.50%, 02/15/2036(e)		5,169,000	5,246,737
3.88%, 03/31/2031(e)		30,932,000	30,731,425
3.88%, 04/15/2029(e)		30,932,000	30,904,209
TOTAL U.S. TREASURY SECURITIES (Cost $133,565,901)			133,232,584

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(f)		566,276	566,276

TOTAL SHORT-TERM INVESTMENTS (Cost $566,276)			566,276

TOTAL INVESTMENTS - 101.2% (Cost $137,397,781)			$136,463,530
Liabilities in Excess of Other Assets - (1.2)%			(1,605,634)
TOTAL NET ASSETS - 100.0%			$134,857,896

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown is the annualized effective yield as of April 30, 2026.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

Nicholas Fixed Income Alternative ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (1.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.4)%
S&P 500 Index, Expiration: 6/18/2026; Exercise Price: $7,400.00	$(45,416,763)	(63)	$(481,005)

Put Options - (1.3)%
iShares iBoxx USD High Yield Corporate Bond ETF, Expiration:
6/18/2026; Exercise Price: $81.00	(100,555,380)	(12,510)	(1,457,415)
S&P 500 Index, Expiration: 7/31/2026; Exercise Price: $6,700.00	(17,301,624)	(24)	(206,160)
S&P 500 Index, Expiration: 7/31/2026; Exercise Price: $6,500.00	(13,697,119)	(19)	(122,170)
			(1,785,745)

TOTAL WRITTEN OPTIONS (Premiums received $3,627,915)			(2,266,750)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Nicholas Global Equity and Income ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 56.2%	Shares	Value
Consumer Discretionary Products - 3.5%
Tesla, Inc.(a)	7,962	$3,038,538

Financial Services - 6.3%
IREN Ltd.(a)	67,794	3,085,305
Robinhood Markets, Inc. - Class A(a)	32,612	2,377,089
		5,462,394
Media - 9.9%
Alphabet, Inc. - Class A	10,546	4,058,101
Meta Platforms, Inc. - Class A	5,268	3,223,542
Opendoor Technologies, Inc.(a)	234,978	1,264,181
		8,545,824
Retail & Wholesale - Discretionary - 4.3%
Amazon.com, Inc.(a)	14,111	3,740,262

Software & Tech Services - 12.3%
Microsoft Corp.	8,802	3,589,279
Nebius Group NV - Class A(a)	29,833	4,123,816
Palantir Technologies, Inc. - Class A(a)	20,958	2,915,467
		10,628,562
Tech Hardware & Semiconductors - 19.9%
Apple, Inc.	11,572	3,140,062
Broadcom, Inc.	8,545	3,566,939
Micron Technology, Inc.	6,475	3,348,611
NVIDIA Corp.	17,796	3,551,548
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,174	3,633,455
		17,240,615

TOTAL COMMON STOCKS (Cost $40,458,011)		48,656,195

EXCHANGE TRADED FUNDS - 44.5%	Shares	Value
Freedom 100 Emerging Markets ETF	120,361	7,586,354
State Street Materials Select Sector SPDR ETF	49,532	2,549,412
State Street Utilities Select Sector SPDR ETF	53,008	2,483,425
Vanguard FTSE Developed Markets ETF	121,039	8,327,483
Vanguard Mid-Cap Growth ETF	17,614	5,012,064
Vanguard S&P 500 ETF	9,243	6,105,741
Vanguard Small-Cap ETF	22,501	6,399,059
		38,463,538

TOTAL EXCHANGE TRADED FUNDS (Cost $32,363,365)		38,463,538

PURCHASED OPTIONS - 1.2%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.2%
State Street Materials Select Sector SPDR ETF, Expiration: 5/1/2026;
Exercise Price: $52.50	$2,547,765	495	$1,485
State Street Utilities Select Sector SPDR ETF, Expiration: 5/1/2026;
Exercise Price: $46.50	46,850	10	640
State Street Utilities Select Sector SPDR ETF, Expiration: 5/1/2026;
Exercise Price: $45.50	2,436,200	520	63,440
Vanguard FTSE Developed Markets ETF, Expiration: 5/15/2026;
Exercise Price: $72.00	8,324,800	1,210	12,100
Vanguard FTSE Emerging Markets ETF, Expiration: 5/15/2026;
Exercise Price: $62.00	7,572,505	1,285	38,550
Vanguard Mid-Cap Growth ETF, Expiration: 5/15/2026; Exercise Price:
$300.00	5,008,080	176	17,600
Vanguard S&P 500 ETF, Expiration: 5/1/2026; Exercise Price: $670.00	6,077,336	92	1,150
Vanguard Small-Cap ETF, Expiration: 5/15/2026; Exercise Price:
$305.00	6,398,775	225	8,437
			143,402
Put Options - 1.0%
Alphabet, Inc., Expiration: 5/8/2026; Exercise Price: $362.50	4,040,400	105	11,025
Amazon.com, Inc., Expiration: 5/8/2026; Exercise Price: $252.50	3,737,346	141	15,016
Apple, Inc., Expiration: 5/1/2026; Exercise Price: $265.00	3,120,525	115	28,635
Broadcom, Inc., Expiration: 5/1/2026; Exercise Price: $405.00	3,548,155	85	6,672
IREN Ltd., Expiration: 5/1/2026; Exercise Price: $47.00	3,081,027	677	130,661
Meta Platforms, Inc., Expiration: 5/1/2026; Exercise Price: $630.00	3,181,932	52	99,580
Micron Technology, Inc., Expiration: 5/8/2026; Exercise Price: $485.00	3,309,824	64	64,640
Microsoft Corp., Expiration: 5/1/2026; Exercise Price: $412.50	3,588,464	88	55,440
Nebius Group NV, Expiration: 5/1/2026; Exercise Price: $142.00	4,119,254	298	164,645
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $195.00	3,532,389	177	6,815
Opendoor Technologies, Inc., Expiration: 5/8/2026; Exercise Price:
$4.50	1,263,762	2,349	21,141
Palantir Technologies, Inc., Expiration: 5/1/2026; Exercise Price:
$144.00	2,768,289	199	102,485
Palantir Technologies, Inc., Expiration: 5/1/2026; Exercise Price:
$137.00	55,644	4	276
Robinhood Markets, Inc., Expiration: 5/1/2026; Exercise Price: $84.00	284,271	39	43,972
Robinhood Markets, Inc., Expiration: 5/1/2026; Exercise Price: $81.00	43,734	6	5,025
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $67.00	2,062,787	283	16,414
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/8/2026;
Exercise Price: $382.50	3,604,146	91	42,998
Tesla, Inc., Expiration: 5/8/2026; Exercise Price: $367.50	3,014,877	79	28,045
Vanguard Mid-Cap Growth ETF, Expiration: 5/15/2026; Exercise Price:
$265.00	5,008,080	176	26,400
Vanguard S&P 500 ETF, Expiration: 5/1/2026; Exercise Price: $632.50	6,077,336	92	–

Vanguard Small-Cap ETF, Expiration: 5/15/2026; Exercise Price:
$265.00	$6,398,775	225	$17,438
			887,323

TOTAL PURCHASED OPTIONS (Cost $1,104,202)			1,030,725

TOTAL INVESTMENTS - 101.9% (Cost $73,925,578)			$88,150,458
Liabilities in Excess of Other Assets - (1.9)%			(1,636,527)
TOTAL NET ASSETS - 100.0%			$86,513,931
Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

Nicholas Global Equity and Income ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (2.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
State Street Materials Select Sector SPDR ETF, Expiration: 5/1/2026;
Exercise Price: $52.00	$(2,547,765)	(495)	$(9,900)
State Street Utilities Select Sector SPDR ETF, Expiration: 5/1/2026;
Exercise Price: $46.00	(46,850)	(10)	(2,630)
State Street Utilities Select Sector SPDR ETF, Expiration: 5/1/2026;
Exercise Price: $45.00	(2,436,200)	(520)	(79,040)
Vanguard FTSE Developed Markets ETF, Expiration: 5/15/2026; Exercise
Price: $70.00	(8,324,800)	(1,210)	(60,500)
Vanguard FTSE Emerging Markets ETF, Expiration: 5/15/2026; Exercise
Price: $60.00	(7,572,505)	(1,285)	(99,588)
Vanguard Mid-Cap Growth ETF, Expiration: 5/15/2026; Exercise Price:
$290.00	(5,008,080)	(176)	(26,400)
Vanguard S&P 500 ETF, Expiration: 5/1/2026; Exercise Price: $662.50	(6,077,336)	(92)	(8,510)
Vanguard Small-Cap ETF, Expiration: 5/15/2026; Exercise Price: $295.00	(6,398,775)	(225)	(26,437)
			(313,005)

Put Options - (2.0)%
Alphabet, Inc., Expiration: 5/8/2026; Exercise Price: $370.00	(4,040,400)	(105)	(21,157)
Amazon.com, Inc., Expiration: 5/8/2026; Exercise Price: $260.00	(3,737,346)	(141)	(43,780)
Apple, Inc., Expiration: 5/1/2026; Exercise Price: $272.50	(3,120,525)	(115)	(67,275)
Broadcom, Inc., Expiration: 5/1/2026; Exercise Price: $415.00	(3,548,155)	(85)	(25,840)
IREN Ltd., Expiration: 5/1/2026; Exercise Price: $50.00	(3,081,027)	(677)	(316,498)
Meta Platforms, Inc., Expiration: 5/1/2026; Exercise Price: $645.00	(3,181,932)	(52)	(174,460)
Micron Technology, Inc., Expiration: 5/8/2026; Exercise Price: $500.00	(3,309,824)	(64)	(96,640)
Microsoft Corp., Expiration: 5/1/2026; Exercise Price: $422.50	(3,588,464)	(88)	(132,000)
Nebius Group NV, Expiration: 5/1/2026; Exercise Price: $148.00	(4,119,254)	(298)	(308,430)
NVIDIA Corp., Expiration: 5/1/2026; Exercise Price: $200.00	(3,532,389)	(177)	(35,046)
Opendoor Technologies, Inc., Expiration: 5/8/2026; Exercise Price: $5.00	(1,263,762)	(2,349)	(55,202)
Palantir Technologies, Inc., Expiration: 5/1/2026; Exercise Price: $148.00	(2,684,823)	(193)	(173,218)
Palantir Technologies, Inc., Expiration: 5/1/2026; Exercise Price: $140.00	(55,644)	(4)	(796)
Robinhood Markets, Inc., Expiration: 5/1/2026; Exercise Price: $83.00	(14,578)	(2)	(2,060)
Robinhood Markets, Inc., Expiration: 5/8/2026; Exercise Price: $70.00	(2,062,787)	(283)	(35,375)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 5/8/2026;
Exercise Price: $392.50	(3,604,146)	(91)	(71,207)
Tesla, Inc., Expiration: 5/8/2026; Exercise Price: $377.50	(3,014,877)	(79)	(55,300)
Vanguard Mid-Cap Growth ETF, Expiration: 5/15/2026; Exercise Price:
$275.00	(5,008,080)	(176)	(46,640)
Vanguard S&P 500 ETF, Expiration: 5/1/2026; Exercise Price: $640.00	(6,077,336)	(92)	(920)

Vanguard Small-Cap ETF, Expiration: 5/15/2026; Exercise Price: $275.00	$(6,398,775)	(225)	$(42,750)
			(1,704,594)

TOTAL WRITTEN OPTIONS (Premiums received $1,941,732)			(2,017,599)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

Nicholas Gold Income ETF

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 48.8%	Shares	Value
Materials - 48.8%(a)
Agnico Eagle Mines Ltd.	547	$102,951
Anglogold Ashanti PLC	1,098	102,916
B2Gold Corp.	16,651	74,929
Barrick Mining Corp.	2,508	98,665
Eldorado Gold Corp.	2,558	79,528
Equinox Gold Corp.	5,745	80,200
Franco-Nevada Corp.	468	107,799
Harmony Gold Mining Co. Ltd.	5,892	92,917
Kinross Gold Corp.	3,486	105,417
Newmont Corp.	951	105,647
Orla Mining Ltd.	6,829	89,460
Royal Gold, Inc.	417	97,319
SSR Mining, Inc.(b)	4,440	127,916
		1,265,664

TOTAL COMMON STOCKS (Cost $1,393,328)		1,265,664

EXCHANGE TRADED FUNDS - 21.3%		Shares	Value
SPDR Gold MiniShares Trust(b)(c)		6,051	552,880

TOTAL EXCHANGE TRADED FUNDS (Cost $577,813)			552,880

PURCHASED OPTIONS - 3.8%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.6%
abrdn Physical Gold Shares ETF, Expiration: 5/15/2026; Exercise Price: $50.00	$549,500	125	250
abrdn Physical Gold Shares ETF, Expiration: 5/15/2026; Exercise Price: $45.00	549,500	125	6,250
iShares Gold Trust, Expiration: 5/8/2026; Exercise Price: $89.00	269,235	31	1,395
iShares Gold Trust, Expiration: 5/15/2026; Exercise Price: $88.00	269,235	31	3,875
SPDR Gold Shares, Expiration: 5/8/2026; Exercise Price: $431.00	550,758	13	3,601
			15,371
Put Options - 3.2%
Agnico Eagle Mines Ltd., Expiration: 5/1/2026; Exercise Price: $192.50	94,105	5	3,300
Anglogold Ashanti PLC, Expiration: 5/15/2026; Exercise Price: $100.00	1,086,001	7	6,300
Anglogold Ashanti PLC, Expiration: 5/15/2026; Exercise Price: $90.00	465,429	3	960
B2Gold Corp., Expiration: 5/15/2026; Exercise Price: $4.50	74,700	166	3,320
Barrick Mining Corp., Expiration: 5/1/2026; Exercise Price: $39.00	98,350	25	925
Eldorado Gold Corp., Expiration: 5/15/2026; Exercise Price: $33.00	77,725	25	7,750
Equinox Gold Corp., Expiration: 5/15/2026; Exercise Price: $12.50	79,572	57	1,567
Franco-Nevada Corp., Expiration: 5/15/2026; Exercise Price: $240.00	92,136	4	5,300
Harmony Gold Mining Co. Ltd., Expiration: 5/15/2026; Exercise Price:
$16.00	91,466	58	4,785
Kinross Gold Corp., Expiration: 5/8/2026; Exercise Price: $33.50	69,552	23	7,820

Kinross Gold Corp., Expiration: 5/8/2026; Exercise Price: $31.50	$33,264	11	$1,919
Kinross Gold Corp., Expiration: 5/15/2026; Exercise Price: $29.50	69,552	23	1,829
Newmont Corp., Expiration: 5/8/2026; Exercise Price: $115.00	99,981	9	5,018
Orla Mining Ltd., Expiration: 5/15/2026; Exercise Price: $15.00	58,950	45	9,900
Orla Mining Ltd., Expiration: 5/15/2026; Exercise Price: $10.00	30,130	23	230
Royal Gold, Inc., Expiration: 5/15/2026; Exercise Price: $250.00	93,352	4	7,920
SSR Mining, Inc., Expiration: 5/15/2026; Exercise Price: $33.00	83,549	29	13,630
SSR Mining, Inc., Expiration: 5/15/2026; Exercise Price: $28.00	43,215	15	1,875
			84,348

TOTAL PURCHASED OPTIONS (Cost $73,153)			99,719

SHORT-TERM INVESTMENTS - 33.2%
Money Market Funds - 33.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)(h)		860,184	860,184

TOTAL SHORT-TERM INVESTMENTS (Cost $860,184)			860,184

TOTAL INVESTMENTS - 107.1% (Cost $2,904,478)			$2,778,447
Liabilities in Excess of Other Assets - (7.1)%			(184,503)
TOTAL NET ASSETS - 100.0%			$2,593,944

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	All or a portion of the investment is a holding of the Nicholas Gold Income GLDN Cayman Subsidiary.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Nicholas Gold Income ETF

Consolidated Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (7.4)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.4)%
abrdn Physical Gold Shares ETF, Expiration: 5/15/2026; Exercise Price:
$47.00	$(549,500)	(125)	$(750)
iShares Gold Trust, Expiration: 5/8/2026; Exercise Price: $87.00	(269,235)	(31)	(3,642)
SPDR Gold Shares, Expiration: 5/8/2026; Exercise Price: $424.00	(550,758)	(13)	(7,345)
			(11,737)

Put Options - (7.0)%
abrdn Physical Gold Shares ETF, Expiration: 5/15/2026; Exercise Price:
$45.01	(549,500)	(125)	(18,002)
Agnico Eagle Mines Ltd., Expiration: 5/1/2026; Exercise Price: $200.00	(94,105)	(5)	(6,475)
Anglogold Ashanti PLC, Expiration: 5/15/2026; Exercise Price: $110.00	(1,086,001)	(7)	(11,865)
Anglogold Ashanti PLC, Expiration: 5/15/2026; Exercise Price: $95.00	(465,429)	(3)	(1,365)
B2Gold Corp., Expiration: 5/15/2026; Exercise Price: $5.00	(74,700)	(166)	(9,960)
Barrick Mining Corp., Expiration: 5/1/2026; Exercise Price: $40.00	(98,350)	(25)	(2,325)
Eldorado Gold Corp., Expiration: 5/15/2026; Exercise Price: $35.00	(77,725)	(25)	(11,125)
Equinox Gold Corp., Expiration: 5/15/2026; Exercise Price: $15.00	(79,572)	(57)	(8,122)
Franco Nevada Corp., Expiration: 5/15/2026; Exercise Price: $260.00	(92,136)	(4)	(12,000)
Harmony Gold Mining Co. Ltd., Expiration: 5/15/2026; Exercise Price:
$17.00	(91,466)	(58)	(8,845)
iShares Gold Trust, Expiration: 5/15/2026; Exercise Price: $88.01	(269,235)	(31)	(6,565)
Kinross Gold Corp., Expiration: 5/8/2026; Exercise Price: $35.00	(69,552)	(23)	(11,500)
Kinross Gold Corp., Expiration: 5/8/2026; Exercise Price: $33.00	(33,264)	(11)	(3,042)
Kinross Gold Corp., Expiration: 5/15/2026; Exercise Price: $30.50	(69,552)	(23)	(2,864)
Newmont Corp., Expiration: 5/8/2026; Exercise Price: $119.00	(99,981)	(9)	(7,898)
Orla Mining Ltd., Expiration: 5/15/2026; Exercise Price: $17.50	(58,950)	(45)	(19,350)
Orla Mining Ltd., Expiration: 5/15/2026; Exercise Price: $12.50	(30,130)	(23)	(1,208)
Royal Gold, Inc., Expiration: 5/15/2026; Exercise Price: $270.00	(93,352)	(4)	(15,040)
SSR Mining, Inc., Expiration: 5/15/2026; Exercise Price: $35.00	(83,549)	(29)	(18,560)
SSR Mining, Inc., Expiration: 5/15/2026; Exercise Price: $31.00	(43,215)	(15)	(4,687)
			(180,798)

TOTAL WRITTEN OPTIONS (Premiums received $124,053)			(192,535)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Nicholas Nuclear Income ETF

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 50.8%	Shares	Value
Industrial Products - 14.0%
GE Vernova, Inc.	26	$28,170
Lightbridge Corp.(a)	8,604	112,282
NANO Nuclear Energy, Inc.(a)	4,032	94,268
NuScale Power Corp. - Class A(a)	8,442	105,188
		339,908
Materials - 13.8%
Cameco Corp.	92	11,320
Centrus Energy Corp. - Class A(a)	540	113,918
Energy Fuels, Inc.(a)	4,792	103,699
NexGen Energy Ltd.(a)	68	855
Uranium Energy Corp.(a)	7,142	106,344
		336,136
Utilities - 23.0%
Constellation Energy Corp.	342	107,046
Dominion Energy, Inc.	1,780	114,810
Duke Energy Corp.	852	110,376
NextEra Energy, Inc.	1,210	118,435
Oklo, Inc. - Class A(a)	44	3,190
Vistra Corp.	664	104,806
		558,663

TOTAL COMMON STOCKS (Cost $1,192,403)		1,234,707

EXCHANGE TRADED FUNDS - 0.1%		Shares	Value
Global X Uranium ETF		24	1,354

TOTAL EXCHANGE TRADED FUNDS (Cost $1,188)			1,354

PURCHASED OPTIONS - 3.7%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 2.8%
Cameco Corp., Expiration: 5/15/2026; Exercise Price: $122.00	98,432	8	5,780
GE Vernova, Inc., Expiration: 5/15/2026; Exercise Price: $1,120.00	108,346	1	2,845
Global X Uranium ETF, Expiration: 5/1/2026; Exercise Price: $59.00	310,310	55	550
Global X Uranium ETF, Expiration: 5/15/2026; Exercise Price: $56.00	310,310	55	15,400
NexGen Energy Ltd., Expiration: 5/15/2026; Exercise Price: $12.00	105,588	84	8,400
Oklo, Inc., Expiration: 5/15/2026; Exercise Price: $74.00	123,250	17	9,562
Roundhill Uranium ETF, Expiration: 6/18/2026; Exercise Price: $31.01	479,454	152	24,683
			67,220
Put Options - 0.9%
Cameco Corp., Expiration: 5/1/2026; Exercise Price: $119.00	98,432	8	544
Centrus Energy Corp., Expiration: 5/15/2026; Exercise Price: $175.00	42,192	2	990
Centrus Energy Corp., Expiration: 5/15/2026; Exercise Price: $150.00	63,288	3	442

Constellation Energy Corp, Expiration: 5/1/2026; Exercise Price:
$300.00	$93,900	3	$203
Dominion Energy, Inc., Expiration: 5/15/2026; Exercise Price: $62.50	109,650	17	1,275
Duke Energy Corp., Expiration: 5/15/2026; Exercise Price: $120.00	103,640	8	520
Energy Fuels, Inc., Expiration: 5/8/2026; Exercise Price: $19.50	101,708	47	1,997
GE Vernova, Inc., Expiration: 5/1/2026; Exercise Price: $1,095.00	108,346	1	1,705
Lightbridge Corp., Expiration: 5/15/2026; Exercise Price: $10.00	112,230	86	1,290
NANO Nuclear Energy, Inc., Expiration: 5/1/2026; Exercise Price:
$23.00	93,520	40	1,800
NexGen Energy Ltd., Expiration: 5/15/2026; Exercise Price: $11.00	105,588	84	1,890
NextEra Energy, Inc., Expiration: 5/15/2026; Exercise Price: $93.00	117,456	12	636
NuScale Power Corp., Expiration: 5/8/2026; Exercise Price: $11.50	104,664	84	3,780
Oklo, Inc., Expiration: 5/8/2026; Exercise Price: $65.00	123,250	17	2,389
Uranium Energy Corp., Expiration: 5/8/2026; Exercise Price: $13.00	105,719	71	1,207
Vistra Corp., Expiration: 5/1/2026; Exercise Price: $157.50	94,704	6	1,119
			21,787

TOTAL PURCHASED OPTIONS (Cost $125,999)			89,007

SHORT-TERM INVESTMENTS - 36.1%
Money Market Funds - 36.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)(f)		877,593	877,593

TOTAL SHORT-TERM INVESTMENTS (Cost $877,593)			877,593

TOTAL INVESTMENTS - 90.7% (Cost $2,197,183)			$2,202,661
Other Assets in Excess of Liabilities - 9.3%			225,487
TOTAL NET ASSETS - 100.0%			$2,428,148

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(f)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Nicholas Nuclear Income ETF

Consolidated Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (5.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Global X Uranium ETF, Expiration: 5/1/2026; Exercise Price: $57.00	$(310,310)	(55)	$(3,162)

Put Options - (5.1)%
Cameco Corp., Expiration: 5/1/2026; Exercise Price: $123.00	(98,432)	(8)	(1,552)
Cameco Corp., Expiration: 5/15/2026; Exercise Price: $122.01	(98,432)	(8)	(5,059)
Centrus Energy Corp., Expiration: 5/15/2026; Exercise Price: $210.00	(42,192)	(2)	(3,800)
Centrus Energy Corp., Expiration: 5/15/2026; Exercise Price: $170.00	(63,288)	(3)	(1,260)
Constellation Energy Corp., Expiration: 5/1/2026; Exercise Price: $310.00	(93,900)	(3)	(803)
Dominion Energy, Inc., Expiration: 5/15/2026; Exercise Price: $65.00	(109,650)	(17)	(2,762)
Duke Energy Corp., Expiration: 5/15/2026; Exercise Price: $130.00	(103,640)	(8)	(2,300)
Energy Fuels, Inc., Expiration: 5/8/2026; Exercise Price: $21.00	(101,708)	(47)	(4,653)
GE Vernova, Inc., Expiration: 5/1/2026; Exercise Price: $1,120.00	(108,346)	(1)	(3,735)
GE Vernova, Inc., Expiration: 5/15/2026; Exercise Price: $1,120.01	(108,346)	(1)	(6,268)
Global X Uranium ETF, Expiration: 5/15/2026; Exercise Price: $56.01	(310,310)	(55)	(13,750)
Lightbridge Corp., Expiration: 5/15/2026; Exercise Price: $12.50	(112,230)	(86)	(6,665)
NANO Nuclear Energy, Inc., Expiration: 5/1/2026; Exercise Price: $25.00	(93,520)	(40)	(7,700)
NexGen Energy Ltd., Expiration: 5/15/2026; Exercise Price: $13.00	(105,588)	(84)	(7,770)
NexGen Energy Ltd., Expiration: 5/15/2026; Exercise Price: $12.01	(105,588)	(84)	(3,869)
NextEra Energy, Inc., Expiration: 5/15/2026; Exercise Price: $97.00	(117,456)	(12)	(1,896)
NuScale Power Corp., Expiration: 5/8/2026; Exercise Price: $12.50	(104,664)	(84)	(7,812)
Oklo, Inc., Expiration: 5/8/2026; Exercise Price: $68.00	(123,250)	(17)	(3,859)
Oklo, Inc., Expiration: 5/15/2026; Exercise Price: $74.01	(123,250)	(17)	(11,931)
Roundhill Uranium ETF, Expiration: 6/18/2026; Exercise Price: $31.01	(479,454)	(152)	(19,669)
Uranium Energy Corp., Expiration: 5/8/2026; Exercise Price: $14.00	(105,719)	(71)	(2,769)
Vistra Corp., Expiration: 5/1/2026; Exercise Price: $165.00	(94,704)	(6)	(4,380)
			(124,262)

TOTAL WRITTEN OPTIONS (Premiums received $171,615)			(127,424)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Nicholas Silver Income ETF

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 53.4%	Shares	Value
Materials - 53.4%(a)
Americas Gold & Silver Corp.(b)	12,980	$74,246
Coeur Mining, Inc.(b)	4,353	78,223
Endeavour Silver Corp.(b)	8,492	78,381
First Majestic Silver Corp.	5,505	108,504
Fortuna Mining Corp.(b)	9,210	88,876
Hecla Mining Co.	4,410	79,468
Hycroft Mining Holding Corp.(b)	2,771	101,031
OR Royalties, Inc.	2,275	83,970
Pan American Silver Corp.	4,025	210,467
Silvercorp Metals, Inc.	9,148	109,685
SSR Mining, Inc.(b)	3,617	104,206
Wheaton Precious Metals Corp.	675	85,360
		1,202,417

TOTAL COMMON STOCKS (Cost $1,275,372)		1,202,417

EXCHANGE TRADED FUNDS - 10.5%		Shares	Value
Sprott Physical Silver Trust(b)(c)		9,957	237,475

TOTAL EXCHANGE TRADED FUNDS (Cost $242,233)			237,475

PURCHASED OPTIONS - 4.4%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 2.0%
abrdn Physical Silver Shares ETF, Expiration: 5/15/2026; Exercise
Price: $83.00	98,042	14	560
abrdn Physical Silver Shares ETF, Expiration: 5/15/2026; Exercise
Price: $75.00	378,162	54	5,130
abrdn Physical Silver Shares ETF, Expiration: 5/15/2026; Exercise
Price: $71.00	476,204	68	14,450
iShares Silver Trust, Expiration: 5/8/2026; Exercise Price: $68.50	706,596	106	10,547
iShares Silver Trust, Expiration: 5/15/2026; Exercise Price: $68.00	473,286	71	13,277
			43,964
Put Options - 2.4%
Americas Gold & Silver Corp., Expiration: 5/15/2026; Exercise Price:
$6.00	73,788	129	7,740
Coeur Mining, Inc., Expiration: 5/8/2026; Exercise Price: $18.00	77,271	43	3,655
Endeavour Silver Corp., Expiration: 5/15/2026; Exercise Price: $7.50	77,532	84	1,050
First Majestic Silver Corp., Expiration: 5/8/2026; Exercise Price: $19.50	108,405	55	4,042
Fortuna Mining Corp., Expiration: 5/15/2026; Exercise Price: $7.50	88,780	92	230
Hecla Mining Co., Expiration: 5/8/2026; Exercise Price: $18.00	79,288	44	3,630
Hycroft Mining Holding Corp., Expiration: 5/15/2026; Exercise Price:
$40.00	80,212	22	11,660
Hycroft Mining Holding Corp., Expiration: 5/15/2026; Exercise Price:
$38.00	18,230	5	1,850

OR Royalties, Inc., Expiration: 5/15/2026; Exercise Price: $35.00	$81,202	22	$1,815
Pan American Silver Corp., Expiration: 5/1/2026; Exercise Price:
$54.00	109,809	21	4,148
Silvercorp Metals, Inc., Expiration: 5/15/2026; Exercise Price: $10.00	109,109	91	682
SSR Mining, Inc., Expiration: 5/15/2026; Exercise Price: $32.00	80,668	28	10,920
SSR Mining, Inc., Expiration: 5/15/2026; Exercise Price: $28.00	23,048	8	1,000
Wheaton Precious Metals Corp., Expiration: 5/8/2026; Exercise Price:
$123.00	75,876	6	1,575
			53,997

TOTAL PURCHASED OPTIONS (Cost $98,909)			97,961

SHORT-TERM INVESTMENTS - 42.9%
Money Market Funds - 42.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)(h)		967,930	967,930

TOTAL SHORT-TERM INVESTMENTS (Cost $967,930)			967,930

TOTAL INVESTMENTS - 111.2% (Cost $2,584,444)			$2,505,783
Liabilities in Excess of Other Assets - (11.2)%			(252,139)
TOTAL NET ASSETS - 100.0%			$2,253,644

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	All or a portion of the investment is a holding of the Nicholas Silver Income SLVX Cayman Subsidiary.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Nicholas Silver Income ETF

Consolidated Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (8.6)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.3)%
abrdn Physical Silver Shares ETF, Expiration: 5/15/2026; Exercise Price: $78.00	$(98,042)	(14)	$(700)
abrdn Physical Silver Shares ETF, Expiration: 5/15/2026; Exercise Price: $72.00	(378,162)	(54)	(9,315)
iShares Silver Trust, Expiration: 5/8/2026; Exercise Price: $66.50	(706,596)	(106)	(19,557)
			(29,572)
Put Options - (7.3)%
abrdn Physical Silver Shares ETF, Expiration: 5/15/2026; Exercise Price: $71.01	(476,204)	(68)	(22,090)
Americas Gold & Silver Corp., Expiration: 5/15/2026; Exercise Price: $7.00	(73,788)	(129)	(17,737)
Coeur Mining, Inc., Expiration: 5/8/2026; Exercise Price: $19.00	(77,271)	(43)	(6,558)
Endeavour Silver Corp., Expiration: 5/15/2026; Exercise Price: $10.00	(77,532)	(84)	(9,660)
First Majestic Silver Corp., Expiration: 5/8/2026; Exercise Price: $20.50	(108,405)	(55)	(7,233)
Fortuna Mining Corp., Expiration: 5/15/2026; Exercise Price: $10.00	(88,780)	(92)	(6,210)
Hecla Mining Co., Expiration: 5/8/2026; Exercise Price: $19.00	(79,288)	(44)	(7,194)
Hycroft Mining Holding Corp., Expiration: 5/15/2026; Exercise Price: $45.00	(80,212)	(22)	(21,560)
Hycroft Mining Holding Corp., Expiration: 5/15/2026; Exercise Price: $41.00	(18,230)	(5)	(2,975)
iShares Silver Trust, Expiration: 5/15/2026; Exercise Price: $68.01	(473,286)	(71)	(22,158)
OR Royalties, Inc., Expiration: 5/15/2026; Exercise Price: $40.00	(81,202)	(22)	(7,755)
Pan American Silver Corp., Expiration: 5/1/2026; Exercise Price: $57.00	(10,458)	(2)	(960)
Silvercorp Metals, Inc., Expiration: 5/15/2026; Exercise Price: $12.50	(109,109)	(91)	(8,873)
SSR Mining, Inc., Expiration: 5/15/2026; Exercise Price: $35.00	(80,668)	(28)	(17,920)
SSR Mining, Inc., Expiration: 5/15/2026; Exercise Price: $31.00	(23,048)	(8)	(2,500)
Wheaton Precious Metals Corp., Expiration: 5/8/2026; Exercise Price: $128.00	(75,876)	(6)	(2,940)
			(164,323)

TOTAL WRITTEN OPTIONS (Premiums received $144,152)			(193,895)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Nicholas Bitcoin and Treasuries After Dark ETF (Consolidated)	Nicholas Bitcoin Tail ETF	Nicholas Crypto Income ETF (Consolidated)	Nicholas Defense and Rare Earth Income ETF (Consolidated)	Nicholas Fixed Income Alternative ETF
ASSETS:
Investments in unaffiliated securities, at value (cost $10,026,835, $12,098,481, $215,167,993, $5,946,978 and $137,397,781) (Note 2)	$10,026,834	$11,525,257	$234,617,522	$5,882,110	$136,463,530
Investments in affiliated securities, at value (cost $–, $–, $26,498,768, $– and $–) (Note 7)	–	–	25,584,841	–	–
Cash	5,576,464	–	–	–	–
Receivable for fund shares sold	1,308,245	–	3,117,200	–	–
Deposits with brokers for other investments	241,240	1,775,121	4,925,151	26,036	8,062
Interest receivable	978	25,408	16,343	169	759,264
Unrealized appreciation on swap contracts	4	–	–	–	–
Dividends receivable	–	–	–	1,065	–
Receivable for investments sold	–	140,060	33,120,604	174,217	–
Other assets	–	–	624	–	–
Total assets	17,153,765	13,465,846	301,382,285	6,083,597	137,230,856

LIABILITIES:
Written option contracts, premium received ($–, $137,891, $19,792,557, $260,217 and $3,627,915)	–	141,645	19,125,377	268,308	2,266,750
Payable to adviser (Note 4)	2,987	8,116	197,656	4,246	106,210
Payable for investments purchased	–	60,286	11,349,126	121,763	–
Payable to custodian	–	–	–	63,340	–
Other liabilities	–	79,774	–	13,562	–
Total liabilities	2,987	289,821	30,672,159	471,219	2,372,960
NET ASSETS	$17,150,778	$13,176,025	$270,710,126	$5,612,378	$134,857,896

NET ASSETS CONSISTS OF:
Paid-in capital	$16,909,651	$14,342,949	$365,046,541	$6,362,928	$141,420,819
Total distributable earnings/(accumulated losses)	241,127	(1,166,924)	(94,336,415)	(750,550)	(6,562,923)
Total Net Assets	$17,150,778	$13,176,025	$270,710,126	$5,612,378	$134,857,896

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Nicholas Bitcoin and Treasuries After Dark ETF (Consolidated)	Nicholas Bitcoin Tail ETF	Nicholas Crypto Income ETF (Consolidated)	Nicholas Defense and Rare Earth Income ETF (Consolidated)	Nicholas Fixed Income Alternative ETF
Net assets	$17,150,778	$13,176,025	$270,710,126	$5,612,378	$134,857,896
Shares issued and outstanding(a)	650,000	560,000	17,375,000	125,000	7,625,000
Net asset value per share	$26.39	$23.53	$15.58	$44.90	$17.69

(a)	Unlimited shares authorized without par value.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Nicholas Global Equity and Income ETF	Nicholas Gold Income ETF (Consolidated)	Nicholas Nuclear Income ETF (Consolidated)	Nicholas Silver Income ETF (Consolidated)
ASSETS:
Investments, at value (cost $73,925,578, $2,904,478, $2,197,183 and $2,584,444) (Note 2)	$88,150,458	$2,778,447	$2,202,661	$2,505,783
Receivable for investments sold	2,416,227	–	337,771	34,126
Deposits with brokers for other investments	750,958	8,103	41,189	25,808
Interest receivable	1,307	261	1,458	390
Dividends receivable	–	1,001	–	–
Cash	–	34	–	20
Dividend tax reclaim receivable	–	215	–	57
Total assets	91,318,950	2,788,061	2,583,079	2,566,184

LIABILITIES:
Written option contracts, premium received ($1,941,732, $124,053, $171,615 and $144,152)	2,017,599	192,535	127,424	193,895
Payable to custodian	1,561,607	–	–	–
Payable for investments purchased	709,517	–	25,499	115,188
Payable to adviser (Note 4)	61,802	1,582	2,008	1,709
Other liabilities	454,494	–	–	1,748
Total liabilities	4,805,019	194,117	154,931	312,540
NET ASSETS	$86,513,931	$2,593,944	$2,428,148	$2,253,644

NET ASSETS CONSISTS OF:
Paid-in capital	$85,368,447	$2,910,864	$2,489,323	$2,496,895
Total distributable earnings/(accumulated losses)	1,145,484	(316,920)	(61,175)	(243,251)
Total Net Assets	$86,513,931	$2,593,944	$2,428,148	$2,253,644

Net assets	$86,513,931	$2,593,944	$2,428,148	$2,253,644
Shares issued and outstanding(a)	5,425,000	150,000	50,000	125,000
Net asset value per share	$15.95	$17.29	$48.56	$18.03

(a)	Unlimited shares authorized without par value.

Statements of Operations

For the Period Ended April 30, 2026 (Unaudited)

	Nicholas Bitcoin and Treasuries AfterDark ETF(a) (Consolidated)	Nicholas Bitcoin Tail ETF(b)	Nicholas Crypto Income ETF(c) (Consolidated)	Nicholas Defense and Rare Earth Income ETF(d) (Consolidated)	Nicholas Fixed Income Alternative ETF
INVESTMENT INCOME:
Dividend income	$–	$–	$81,053	$2,705	$–
Less: Dividend withholding taxes	–	–	(16,565)	–	–
Interest income	6,985	30,711	136,726	488	2,759,060
Other income	–	(9)	(514)	–	0
Total investment income	6,985	30,702	200,700	3,193	2,759,060

EXPENSES:
Investment advisory fee (Note 4)	2,986	9,059	1,088,625	8,997	687,965
Interest expense	–	147	60,244	156	857
Total expenses	2,986	9,206	1,148,869	9,153	688,822
Expense reimbursement by Adviser (Note 4)	–	–	–	–	(64,235)
Net expenses	2,986	9,206	1,148,869	9,153	624,587
NET INVESTMENT INCOME (LOSS)	3,999	21,496	(948,169)	(5,960)	2,134,473

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	–	(296,447)	(90,583,038)	(585,228)	(434,899)
Written option contracts	–	(314,995)	19,779,602	38,030	2,046,445
Swap contracts	237,125	–	–	–	–
Net realized gain (loss)	237,125	(611,442)	(70,803,436)	(547,198)	1,611,546
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(1)	(573,224)	8,733,189	(64,868)	(1,653,310)
Investments in affiliated securities	–	–	(913,927)	–	–
Written option contracts	–	(3,754)	1,270,686	(8,091)	744,341
Swap contracts	4	–	–	–	–
Net change in unrealized appreciation (depreciation)	3	(576,978)	9,089,948	(72,959)	(908,969)
Net realized and unrealized gain (loss)	237,128	(1,188,420)	(61,713,488)	(620,157)	702,577
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$241,127	$(1,166,924)	$(62,661,657)	$(626,117)	$2,837,050

(a)	Inception date of the Fund was April 7, 2026.

(b)	Inception date of the Fund was March 17, 2026.

(c)	Inception date of the Fund was June 16, 2025.

(d)	Inception date of the Fund was March 2, 2026.

Statements of Operations

For the Period Ended April 30, 2026 (Unaudited)

	Nicholas Global Equity and Income ETF	Nicholas Gold Income ETF(a) (Consolidated)	Nicholas Nuclear Income ETF(b) (Consolidated)	Nicholas Silver Income ETF(a) (Consolidated)
INVESTMENT INCOME:
Dividend income	$381,249	$4,355	$541	$578
Less: Dividend withholding taxes	(4,241)	(416)	–	(85)
Interest income	11,109	301	3,349	522
Other income	(24)	(2)	(4)	(3)
Total investment income	388,093	4,238	3,886	1,012

EXPENSES:
Investment advisory fee (Note 4)	365,953	3,764	4,286	4,055
Interest expense	8,465	142	–	25
Total expenses	374,418	3,906	4,286	4,080
NET INVESTMENT INCOME (LOSS)	13,675	332	(400)	(3,068)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(13,647,446)	(107,048)	(167,290)	(82,473)
In-kind redemptions	1,078,190	–	–	–
Written option contracts	12,700,698	30,654	131,939	49,367
Net realized gain (loss)	131,442	(76,394)	(35,351)	(33,106)
Net change in unrealized appreciation (depreciation) on:
Investments	3,501,836	(126,031)	5,478	(78,661)
Written option contracts	(1,985,911)	(68,482)	44,191	(49,743)
Net change in unrealized appreciation (depreciation)	1,515,925	(194,513)	49,669	(128,404)
Net realized and unrealized gain (loss)	1,647,367	(270,907)	14,318	(161,510)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,661,042	$(270,575)	$13,918	$(164,578)

(a)	Inception date of the Fund was February 17, 2026.

(b)	Inception date of the Fund was March 2, 2026.

Statements of Changes in Net Assets

	Nicholas Bitcoin and Treasuries AfterDark ETF (Consolidated)	Nicholas Bitcoin Tail ETF	Nicholas Crypto Income ETF (Consolidated)
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026(c) (Unaudited)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$3,999	$21,496	$(948,169)	$(167,965)
Net realized gain (loss)	237,125	(611,442)	(70,803,436)	5,458,240
Net change in unrealized appreciation (depreciation)	3	(576,978)	9,089,948	10,112,834
Net increase (decrease) in net assets resulting from operations	241,127	(1,166,924)	(62,661,657)	15,403,109

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	–	–	–	–
Return of capital	–	–	(39,213,730)	(8,543,798)
Total distributions to shareholders	–	–	(39,213,730)	(8,543,798)

CAPITAL TRANSACTIONS:
Subscriptions	18,222,646	16,023,635	178,985,800	192,256,860
Redemptions	(1,312,995)	(1,680,686)	(5,591,425)	–
ETF transaction fees (Note 8)	–	–	36,916	38,051
Net increase (decrease) in net assets from capital transactions	16,909,651	14,342,949	173,431,291	192,294,911

NET INCREASE (DECREASE) IN NET ASSETS	17,150,778	13,176,025	71,555,904	199,154,222

NET ASSETS:
Beginning of the period	–	–	199,154,222	–
End of the period	$17,150,778	$13,176,025	$270,710,126	$199,154,222

SHARES TRANSACTIONS
Subscriptions	700,000	630,000	9,750,000	7,975,000
Redemptions	(50,000)	(70,000)	(350,000)	–
Total increase (decrease) in shares outstanding	650,000	560,000	9,400,000	7,975,000

(a)	Inception date of the Fund was April 7, 2026.

(b)	Inception date of the Fund was March 17, 2026.

(c)	Inception date of the Fund was June 16, 2025.

Statements of Changes in Net Assets

	Nicholas Defense and Rare Earth Income ETF (Consolidated)	Nicholas Fixed Income Alternative ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(5,960)	$2,134,473	$5,049,684
Net realized gain (loss)	(547,198)	1,611,546	(4,866,865)
Net change in unrealized appreciation (depreciation)	(72,959)	(908,969)	1,976,372
Net increase (decrease) in net assets resulting from operations	(626,117)	2,837,050	2,159,191

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	–	(2,134,473)	(5,049,684)
Return of capital	(124,433)	(3,733,725)	(8,540,253)
Total distributions to shareholders	(124,433)	(5,868,198)	(13,589,937)

CAPITAL TRANSACTIONS:
Subscriptions	8,551,365	–	11,809,140
Redemptions	(2,188,437)	(16,886,866)	(5,013,130)
ETF transaction fees (Note 8)	–	3,377	3,364
Net increase (decrease) in net assets from capital transactions	6,362,928	(16,883,489)	6,799,374

NET INCREASE (DECREASE) IN NET ASSETS	5,612,378	(19,914,637)	(4,631,372)

NET ASSETS:
Beginning of the period	–	154,772,533	159,403,905
End of the period	$5,612,378	$134,857,896	$154,772,533

SHARES TRANSACTIONS
Subscriptions	175,000	–	625,000
Redemptions	(50,000)	(950,000)	(275,000)
Total increase (decrease) in shares outstanding	125,000	(950,000)	350,000

(a)	Inception date of the Fund was March 2, 2026.

Statements of Changes in Net Assets

	Nicholas Global Equity and Income ETF		Nicholas Gold Income ETF (Consolidated)	Nicholas Nuclear Income ETF (Consolidated)
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$13,675	$62,013	$332	$(400)
Net realized gain (loss)	131,442	(3,356,153)	(76,394)	(35,351)
Net change in unrealized appreciation (depreciation)	1,515,925	12,048,388	(194,513)	49,669
Net increase (decrease) in net assets resulting from operations	1,661,042	8,754,248	(270,575)	13,918

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(13,675)	(62,013)	(332)	–
Return of capital	(9,641,218)	(13,787,592)	(46,013)	(75,093)
Total distributions to shareholders	(9,654,893)	(13,849,605)	(46,345)	(75,093)

CAPITAL TRANSACTIONS:
Subscriptions	26,475,058	50,251,442	2,910,864	4,775,993
Redemptions	(6,912,383)	–	–	(2,286,670)
ETF transaction fees (Note 8)	746	241	–	–
Net increase (decrease) in net assets from capital transactions	19,563,421	50,251,683	2,910,864	2,489,323

NET INCREASE (DECREASE) IN NET ASSETS	11,569,570	45,156,326	2,593,944	2,428,148

NET ASSETS:
Beginning of the period	74,944,361	29,788,035	–	–
End of the period	$86,513,931	$74,944,361	$2,593,944	$2,428,148

SHARES TRANSACTIONS
Subscriptions	1,600,000	2,725,000	150,000	100,000
Redemptions	(450,000)	–	–	(50,000)
Total increase (decrease) in shares outstanding	1,150,000	2,725,000	150,000	50,000

(a)	Inception date of the Fund was February 17, 2026.

(b)	Inception date of the Fund was March 2, 2026.

Statement of Changes in Net Assets

Nicholas Silver Income ETF (Consolidated)
Period Ended April 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(3,068)
Net realized gain (loss)	(33,106)
Net change in unrealized appreciation (depreciation)	(128,404)
Net increase (decrease) in net assets resulting from operations	(164,578)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	–
Return of capital	(78,673)
Total distributions to shareholders	(78,673)

CAPITAL TRANSACTIONS:
Subscriptions	2,496,895
Net increase (decrease) in net assets from capital transactions	2,496,895

NET INCREASE (DECREASE) IN NET ASSETS	2,253,644

NET ASSETS:
Beginning of the period	–
End of the period	$2,253,644

SHARES TRANSACTIONS
Subscriptions	125,000
Total increase (decrease) in shares outstanding	125,000

(a)	Inception date of the Fund was February 17, 2026.

Financial Highlights

For a share outstanding throughout the period presented

Nicholas Bitcoin and Treasuries AfterDark ETF
Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.02
Net realized and unrealized gain (loss)(c)	1.37
Total from investment operations	1.39

Net asset value, end of period	$26.39
TOTAL RETURN(d)	5.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,151
Ratio of expenses to average net assets(e)	0.95%
Ratio of net investment income to average net assets(e)	1.27%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date of the Fund was April 7, 2026.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights

For a share outstanding throughout the period presented

Nicholas Bitcoin Tail ETF
Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.07
Net realized and unrealized gain (loss)(c)	(1.54)
Total from investment operations	(1.47)

Net asset value, end of period	$23.53
TOTAL RETURN(d)	(5.89)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,176
Ratio of expenses to average net assets(e)	0.97%
Ratio of interest expense to average net assets(e)	0.02%
Ratio of operational expenses to average net assets excluding interest(e)	0.95%
Ratio of net investment income to average net assets(e)	2.25%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date of the Fund was March 17, 2026.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights

For a share outstanding throughout the period presented

	Nicholas Crypto Income ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.97	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	(0.07)	(0.07)
Net realized and unrealized gain (loss)(d)	(6.32)	7.89
Total from investment operations	(6.39)	7.82

LESS DISTRIBUTIONS FROM:
Net investment income	(3.00)	(2.87)
Total distributions	(3.00)	(2.87)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(e)	0.02
Net asset value, end of period	$15.58	$24.97
TOTAL RETURN(f)	(25.55)%	41.29%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$270,710	$199,154
Ratio of expenses to average net assets(g)(h)	1.04%	0.99%
Ratio of interest expense to average net assets(g)	0.05%	0.00%(i)
Ratio of operational expenses to average net assets excluding interest expense(g)(h)	0.99%	0.99%
Ratio of net investment income to average net assets(g)(h)	(0.86)%	(0.81)%
Portfolio turnover rate(f)(j)	234%	100%

(a)	Inception date of the Fund was June 16, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(i)	Amount represents less than 0.005%.

(j)	Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights

For a share outstanding throughout the period presented

Nicholas Defense and Rare Earth Income ETF
Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$50.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	(0.05)
Net realized and unrealized gain (loss)(d)	(4.10)
Total from investment operations	(4.15)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.95)
Total distributions	(0.95)

Net asset value, end of period	$44.90
TOTAL RETURN(e)	(8.31)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,612
Ratio of expenses to average net assets(f)(g)	1.01%
Ratio of interest expense to average net assets(f)	0.02%
Ratio of operational expenses to average net assets excluding interest expense(f)(g)	0.99%
Ratio of net investment income to average net assets(f)(g)	(0.66)%
Portfolio turnover rate(e)(h)	86%

(a)	Inception date of the Fund was March 2, 2026.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights

For a share outstanding throughout the periods presented

	Nicholas Fixed Income Alternative ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Year Ended October 31, 2024	Period Ended October 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.05	$19.38	$19.31	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.26	0.59	0.70	0.66
Net realized and unrealized gain (loss)(c)	0.10	(0.34)	0.77	(0.64)
Total from investment operations	0.36	0.25	1.47	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.72)	(0.59)	(0.78)	(0.58)
Net realized gains	–	–	(0.20)	–
Return of capital	–	(0.99)	(0.43)	(0.14)
Total distributions	(0.72)	(1.58)	(1.41)	(0.72)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(d)	0.00(d)	0.01	0.01
Net asset value, end of period	$17.69	$18.05	$19.38	$19.31
TOTAL RETURN(e)	2.01%	1.43%	7.83%	0.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$134,858	$154,773	$159,404	$46,834
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)	0.95%	0.97%	0.95%	1.04%
After Investment Advisory Fees waived(f)	0.86%	0.85%	0.95%	1.04%
Ratio of interest expense to average net assets(f)	0.00%(g)	0.02%	–%	–%
Ratio of operational expenses to average net assets excluding interest expense(f)	0.86%	0.83%	0.95%	1.04%
Ratio of net investment income to average net assets(f)	2.95%	3.18%	3.59%	3.60%
Portfolio turnover rate(e)(h)	39%	262%	66%	360%

(a)	Inception date of the Fund was November 29, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights

For a share outstanding throughout the periods presented

	Nicholas Global Equity and Income ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$17.53	$19.22	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.00(d)	0.02	0.01
Net realized and unrealized gain (loss)(e)	0.30	2.63	0.41
Total from investment operations	0.30	2.65	0.42

LESS DISTRIBUTIONS FROM:
Net investment income	(1.88)	(0.02)	(0.07)
Return of capital	–	(4.32)	(1.13)
Total distributions	(1.88)	(4.34)	(1.20)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of period	$15.95	$17.53	$19.22
TOTAL RETURN(f)	2.27%	16.20%	2.07%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$86,514	$74,944	$29,788
Ratio of expenses to average net assets(g)(h)	0.92%	0.91%	0.90%
Ratio of interest expense to average net assets(g)	0.02%	0.01%	–%
Ratio of operational expenses to average net assets excluding interest expense(g)(h)	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets(g)(h)	0.03%	0.11%	0.20%
Portfolio turnover rate(f)(i)	134%	85%	30%

(a)	Inception date of the Fund was July 29, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.

(e)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights

For a share outstanding throughout the period presented

Nicholas Gold
Income ETF
Period Ended
April 30, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.00(c)
Net realized and unrealized gain (loss)(d)	(2.27)
Total from investment operations	(2.27)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)
Total distributions	(0.44)

Net asset value, end of period	$17.29
TOTAL RETURN(e)	(11.47)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,594
Ratio of expenses to average net assets(f)	1.03%
Ratio of interest expense to average net assets(f)	0.04%
Ratio of operational expenses to average net assets excluding interest expense(f)	0.99%
Ratio of net investment income to average net assets(f)	0.09%
Portfolio turnover rate(e)(g)	58%

(a)	Inception date of the Fund was February 17, 2026.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights

For a share outstanding throughout the period presented

Nicholas Nuclear Income ETF
Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$50.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	(0.01)
Net realized and unrealized gain (loss)(d)	(0.29)
Total from investment operations	(0.30)

LESS DISTRIBUTIONS FROM:
Net investment income	(1.14)
Total distributions	(1.14)

Net asset value, end of period	$48.56
TOTAL RETURN(e)	(0.37)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,428
Ratio of expenses to average net assets(f)(g)	0.99%
Ratio of net investment income to
average net assets(f)(g)	(0.09)%
Portfolio turnover rate(e)(h)	136%

(a)	Inception date of the Fund was March 2, 2026.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights

For a share outstanding throughout the period presented

Nicholas Silver Income ETF
Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.03)
Net realized and unrealized gain (loss)(c)	(1.20)
Total from investment operations	(1.23)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.74)
Total distributions	(0.74)

Net asset value, end of period	$18.03
TOTAL RETURN(d)	(6.35)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,254
Ratio of expenses to average net assets(e)	1.00%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of operational expenses to average net assets excluding interest(e)	0.99%
Ratio of net investment income to average net assets(e)	(0.75)%
Portfolio turnover rate(d)(f)	65%

(a)	Inception date of the Fund was February 17, 2026.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

April 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Nicholas Crypto Income ETF (the “BLOX ETF”), Nicholas Fixed Income Alternative ETF (the “FIAX ETF”) and Nicholas Global Equity and Income ETF (the “GIAX ETF”), Nicholas Gold Income ETF (the “GLDN ETF”), Nicholas Silver Income ETF (the “SLVX”), Nicholas Nuclear Income ETF (the “NUKX”), Nicholas Defense and Rare Earth Income ETF (the “WEPN”), Nicholas Bitcoin and Treasuries AfterDark ETF (the “NGHT”) and Nicholas Bitcoin Tail ETF (the “BHDG”) (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Nicholas Wealth Management (the “Sub-Adviser”), serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The BLOX ETF commenced operations on June 16, 2025, the FIAX ETF commenced operations on November 29, 2022, the GIAX ETF commenced operations on July 29, 2024, the GLDN ETF and SLVX ETF commenced operations on February 17, 2026, the NUKX ETF and WEPN ETF commenced operations on March 2, 2026, the NGHT ETF commenced operations on April 7, 2026 and BHDG ETF commenced operations on March 17, 2026.

The investment objective for the BLOX ETF is to seek capital appreciation. The secondary investment objective for the BLOX ETF is to seek current income. The investment objective for the FIAX ETF, and the primary investment objective for the GIAX ETF is to seek current income. The secondary investment objective for the GIAX ETF is to seek capital appreciation. The GLDN ETF primary investment objective is to seek capital appreciation. The Fund’s secondary investment objective is to seek current income. The SLVX ETF primary investment objective is to seek capital appreciation. The Fund’s secondary investment objective is to seek current income. The NUKX primary investment objective is to seek capital appreciation. The Fund’s secondary investment objective is to seek current income. The WEPN ETF primary investment objective is to seek capital appreciation. The Fund’s secondary investment objective is to seek current income. The NGHT ETF investment objective is to seek long-term capital appreciation. The BHDG ETF investment objective is to seek long-term capital appreciation.

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial, LLC ("ZEGA"), the former sub-adviser to the Funds. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub-adviser. The Adviser has assumed full management responsibilities for the Funds. Jay Pestrichelli, a key member of the Funds’ portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Funds, now as an employee of the Adviser. There are no other portfolio manager changes for the Funds. This transaction did not result in any changes to the Funds’ investment objectives, principal investment strategies, or fees. The Funds continue to be managed in accordance with their stated policies and objectives, ensuring continuity for each Funds’ shareholders

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements

April 30, 2026 (Unaudited)

The following is a summary of the inputs used to value each Fund's investments as of April 30, 2026:

NGHT ETF	Level 1	Level 2	Level 3	Total

Assets:
Investments:
U.S. Treasury Bills	$–	$8,143,793	$–	$8,143,793
Money Market Funds	1,883,041	–	–	1,883,041
Total Investments	$1,883,041	$8,143,793	$–	$10,026,834
Assets:
Other Financial Instruments:(a)
Total Return Swaps	–	4	–	4
Total Other Financial Instruments	$–	$4	$–	$4

BHDG ETF
	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Purchased Options	$–	$477,941	$–	$477,941
U.S. Treasury Bills	–	499,454	–	499,454
Money Market Funds	10,547,862	–	–	10,547,862
Total Investments	$10,547,862	$977,395	$–	$11,525,257
Liabilities:
Investments:
Written Options	–	(141,645)	–	(141,645)
Total Investments	$–	$(141,645)	$–	$(141,645)

BLOX ETF
	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks	$137,251,603	$–	$–	$137,251,603
Exchange Traded Funds	71,913,419	–	–	71,913,419
Purchased Options	–	14,405,566	–	14,405,566
Money Market Funds	36,631,775	–	–	36,631,775
Total Investments	$245,796,797	$14,405,566	$–	$260,202,363
Liabilities:
Investments:
Written Options	–	(19,125,377)	–	(19,125,377)
Total Investments	$–	$(19,125,377)	$–	$(19,125,377)

WEPN ETF
	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks	$4,366,381	$–	$–	$4,366,381
Exchange Traded Funds	1,415,101	–	–	1,415,101
Purchased Options	–	100,628	–	100,628
Total Investments	$5,781,482	$100,628	$–	$5,882,110
Liabilities:
Investments:
Written Options	$–	$(268,308)	$–	$(268,308)
Total Investments	$–	$(268,308)	$–	$(268,308)

Notes to Financial Statements

April 30, 2026 (Unaudited)

FIAX ETF
	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Purchased Options	$–	$2,664,670	$–	$2,664,670
U.S. Treasury Securities	–	133,232,584	–	133,232,584
Money Market Funds	566,276	–	–	566,276
Total Investments	$566,276	$135,897,254	$–	$136,463,530
Liabilities:
Investments:
Written Options	–	(2,266,750)	–	(2,266,750)
Total Investments	$–	$(2,266,750)	$–	$(2,266,750)

GIAX ETF
	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks	$48,656,195	$–	$–	$48,656,195
Exchange Traded Funds	38,463,538	–	–	38,463,538
Purchased Options	–	1,030,725	–	1,030,725
Total Investments	$87,119,733	$1,030,725	$–	$88,150,458
Liabilities:
Investments:
Written Options	–	(2,017,599)	–	(2,017,599)
Total Investments	$–	$(2,017,599)	$–	$(2,017,599)

GLDN ETF
	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks	$1,265,664	$–	$–	$1,265,664
Exchange Traded Funds	552,880	–	–	552,880
Purchased Options	–	99,719	–	99,719
Money Market Funds	860,184	–	–	860,184
Total Investments	$2,678,728	$99,719	$–	$2,778,447
Liabilities:
Investments:
Written Options	–	(192,535)	–	(192,535)
Total Investments	$–	$(192,535)	$–	$(192,535)

NUKX ETF
	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks	$1,234,707	$–	$–	$1,234,707
Exchange Traded Funds	1,354	–	–	1,354
Purchased Options	$–	$89,007	$–	$89,007
Money Market Funds	877,593	–	–	877,593
Total Investments	$2,113,654	$89,007	$–	$2,202,661
Liabilities:
Investments:
Written Options	–	(127,424)	–	(127,424)
Total Investments	$–	$(127,424)	$–	$(127,424)

Notes to Financial Statements

April 30, 2026 (Unaudited)

SLVX ETF
	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks	$1,202,417	$–	$–	$1,202,417
Exchange Traded Funds	237,475	–	–	237,475
Purchased Options	–	97,961	–	97,961
Money Market Funds	967,930	–	–	967,930
Total Investments	$2,407,822	$97,961	$–	$2,505,783
Liabilities:
Investments:
Written Options	–	(193,895)	–	(193,895)
Total Investments	$–	$(193,895)	$–	$(193,895)

Refer to the Schedules of Investments for further disaggregation of investment categories.

Derivative Instruments - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is affected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

Notes to Financial Statements

April 30, 2026 (Unaudited)

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price. A Fund’s portfolio may include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at a predetermined specified price (the “strike price”) only on the FLEX Option’s expiration date.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

NGHT and BHDG may each enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the each Fund.

Notes to Financial Statements

April 30, 2026 (Unaudited)

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended April 30, 2026, each Fund’s monthly average notional amount are described below:

Fund:	Total Return Swap
NGHT ETF	$690

Fund:	Purchased Options	Written Options
BHDG ETF	$24,720,648	$(12,360,324)
BLOX ETF	305,628,057	(286,043,077)
WEPN ETF	5,016,301	(5,246,564)
FIAX ETF	197,497,585	(190,220,218)
GIAX ETF	99,722,456	(98,493,814)
GLDN ETF	3,710,871	(3,710,871)
NUKX ETF	2,983,252	(2,983,252)
SLVX ETF	2,523,208	(2,356,042)

Consolidated Statements of Assets and Liabilities

Fair value of derivative instruments as of April 30, 2026:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

	Equity Risk	Unrealized appreciation	Equity Risk	Unrealized depreciation
		on Swap Contracts		on Swap Contracts

NGHT ETF	Total Return Swaps	$4	Total Return Swaps	$–

Notes to Financial Statements

April 30, 2026 (Unaudited)

	Asset Derivatives		Liability Derivatives
Fund:	Instrument:	Balance Sheet Location: Investments, at value	Instrument:	Balance Sheet Location: Written option contracts, at value
BHDG ETF	Purchased Options	$477,941	Written Options	$(141,645)
BLOX ETF	Purchased Options	14,405,566	Written Options	(19,125,377)
WEPN ETF	Purchased Options	100,628	Written Options	(268,308)
FIAX ETF	Purchased Options	2,664,670	Written Options	(2,266,750)
GIAX ETF	Purchased Options	1,030,725	Written Options	(2,017,599)
GLDN ETF	Purchased Options	99,719	Written Options	(192,535)
NUKX ETF	Purchased Options	89,007	Written Options	(127,424)
SLVX ETF	Purchased Options	97,961	Written Options	(193,895)

Consolidated Statements of Operations

The effect of derivative instruments on the Consolidated Statements of Operations for the period ended April 30, 2026

Fund:	Realized		Change in Unrealized
	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

	Equity Risk	Net realized gain (loss)	Equity Risk	Net change in unrealized
		from Swap contracts		appreciation (depreciation)
on Swap contracts
NGHT ETF	Total Return Swaps	$237,125	Total Return Swaps	$4

Fund:	Realized		Change in Unrealized
	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

		Net realized gain (loss)		Net change in unrealized
		from investments		appreciation (depreciation)
BHDG ETF				on investments
	Purchased Options	$(296,448)	Purchased Options	$(573,232)
BLOX ETF	Purchased Options	(22,033,746)	Purchased Options	(1,793,123)
WEPN ETF	Purchased Options	(22,632)	Purchased Options	(19,494)
FIAX ETF	Purchased Options	$(538,210)	Purchased Options	$(976,837)
GIAX ETF	Purchased Options	(8,179,075)	Purchased Options	1,282,134
GLDN ETF	Purchased Options	(28,990)	Purchased Options	26,566
NUKX ETF	Purchased Options	(148,182)	Purchased Options	(36,992)
SLVX ETF	Purchased Options	(56,516)	Purchased Options	(948)

Notes to Financial Statements

April 30, 2026 (Unaudited)

Fund:	Realized		Change in Unrealized
	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

		Net realized gain (loss)		Net change in unrealized
		from Written option contracts		appreciation (depreciation) on written options contracts
BHDG ETF	Written Options	$(314,995)	Written Options	$(3,754)
BLOX ETF	Written Options	19,779,602	Written Options	1,270,686
WEPN ETF	Written Options	38,030	Written Options	(8,091)
FIAX ETF	Written Options	2,046,445	Written Options	744,341
GIAX ETF	Written Options	12,700,698	Written Options	(1,985,911)
GLDN ETF	Written Options	30,654	Written Options	(68,482)
NUKX ETF	Written Options	131,939	Written Options	44,191
SLVX ETF	Written Options	49,367	Written Options	(49,743)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of April 30, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Basis for Consolidation for Each Fund (BLOX ETF, GLDN ETF, SLVX ETF, NUKX ETF, WEPN ETF and NGHT ETF ) - each Fund may invest up to 25% of its total assets in a Cayman Subsidiary (the “Subsidiary”). The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s investments. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. Each Fund is the sole investor in its Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. The financial statements of the Subsidiary are consolidated with each Fund’s financial statements.

Fund	Net Assets	Percent of Net Assets
GLDN ETF	$552,880	21.31%
BLOX ETF	$45,795,938	16.92%
SLVX ETF	$237,494	10.54%
WEPN ETF	$208,813	3.72%
NGHT ETF	$241,269	1.41%
NUKX ETF	$0	0.00%

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for are declared and paid annually for NGHT ETF and BHDG ETF, monthly for the FIAX and GIAX ETF’s and weekly for the BLOX ETF, GLDN ETF, SLVX ETF, NUKX ETF and WEPN ETF. Distributions to shareholders from net realized gains on securities, if any, for each Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Notes to Financial Statements

April 30, 2026 (Unaudited)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Bitcoin Appreciation Risk (BHDG ETF Only). By virtue of the Fund’s design as a hedge against declines in the value of bitcoin, the Fund is subject to the risk that bitcoin’s value increases. If the value of bitcoin increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Bitcoin is relatively new and the market for bitcoin is subject to rapid price swings, changes and uncertainty. Rapid increases in the value of bitcoin may result in substantial losses for the Fund. In addition, the broad acceptance and use of bitcoin would likely result in an increase in the value of bitcoin, which could result in significant losses for the Fund.

In addition, as a result of the Fund’s inverse exposure to the value of bitcoin, the Fund may also be subject to the following risks:

Growing Adoption and Use Cases. If the adoption of bitcoin continues to grow, the demand for bitcoin would likely increase. Such an increased demand could cause the price of bitcoin to rise, which would negatively impact the Fund’s performance.

Maintenance of Current Status. Bitcoin is the first and most well-known crypto asset, which is a significant advantage over other crypto assets. To the extent other crypto assets, and other blockchains supporting advanced applications like smart contracts, are not able to gain traction within the crypto asset market, the price of bitcoin could benefit which would negatively impact the Fund’s performance.

Institutional Adoption. Institutional investors and corporations are increasingly showing interest in crypto assets as an asset class. With the emergence of regulated investment vehicles such as bitcoin-based ETFs and the growing acceptance of crypto assets by traditional financial institutions, institutional adoption of bitcoin could accelerate, leading to increased demand and price appreciation. Such adoption could cause the price of bitcoin to rise, which would negatively impact the Fund’s performance.

Macroeconomic Factors. Economic uncertainty, inflation concerns, and currency devaluation in traditional financial markets can drive investors towards alternative assets like crypto assets, including bitcoin, as a hedge against economic instability. Additionally, monetary policies implemented by central banks, such as quantitative easing, can contribute to the devaluation of fiat currencies, making crypto assets more attractive as store of value assets. Such macroeconomic factors could cause the price of bitcoin to rise, which would negatively impact the Fund’s performance.

Technological Innovation. Ongoing technological advancements and developments within the bitcoin ecosystem, such as layer 2 scaling solutions, have the potential to enhance the utility and attractiveness of bitcoin, driving increased demand and price appreciation, which would negatively impact the Fund’s performance.

Bitcoin Investment Risks (BLOX ETF and NGHT ETF Only). The Fund’s indirect investment in bitcoin, through investment in Underlying Funds and/or options on Underlying Funds, exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, bitcoin faces potential government restrictions. For instance, some countries may limit or ban bitcoin transactions, negatively impacting its market value.

The risks associated with bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large bitcoin holders, known as “whales,” can significantly influence bitcoin’s price and may have the ability to manipulate the price. The largely unregulated nature of bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect bitcoin’s price. For example, if a group of miners gains control over a majority of the bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact bitcoin’s demand and the Fund’s performance. The extreme volatility of bitcoin’s market price can result in shareholder losses. Furthermore, the operation of bitcoin trading platforms may be disrupted or cease altogether due to various issues, further affecting bitcoin’s price and the Fund’s investments.

Notes to Financial Statements

April 30, 2026 (Unaudited)

The value of bitcoin has historically been subject to significant speculation, making trading and investing in bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities.

The security of the Bitcoin Blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin Blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin Blockchain as a payment system.

Common impediments to adopting the Bitcoin Blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin Blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin Blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

Concentration Risk (GLDN ETF Only). The Fund will have economic exposure that is concentrated to the industry or group of industries assigned to Gold Industry Companies. To the extent that the Fund concentrates in a group of industries, it will be subject to the risk that economic, political, or other conditions that have a negative effect on that group of industries will negatively impact them to a greater extent than if its assets were invested in a wider variety of industries.

Concentration Risk (SLVX ETF Only). The Fund will have economic exposure that is concentrated to the industry or group of industries assigned to Silver Industry Companies. To the extent that the Fund concentrates in a group of industries, it will be subject to the risk that economic, political, or other conditions that have a negative effect on that group of industries will negatively impact them to a greater extent than if its assets were invested in a wider variety of industries.

Concentration Risk (NUKX ETF Only). The Fund will have economic exposure that is concentrated to the industry or group of industries assigned to Nuclear Industry Companies. To the extent that the Fund concentrates in a group of industries, it will be subject to the risk that economic, political, or other conditions that have a negative effect on that group of industries will negatively impact them to a greater extent than if its assets were invested in a wider variety of industries.

Concentration Risk (WEPN ETF Only). The Fund will have economic exposure that is concentrated to the industry or group of industries assigned to Defense and Rare Earth Companies. To the extent that the Fund concentrates in a group of industries, it will be subject to the risk that economic, political, or other conditions that have a negative effect on that group of industries will negatively impact them to a greater extent than if its assets were invested in a wider variety of industries.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Counterparty Risk (BHDG ETF and FIAX ETF Only). The Funds are subject to counterparty risk by virtue of their investments in option contracts, which exposes the Funds to the risk that a counterparty will not fulfill its obligation to the Funds. Counterparty risk may arise because of a counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Funds, and the Funds may be unable to recover their investment from such counterparty, or may obtain a limited and/or delayed recovery.

In addition, the Funds may enter into option contracts with a limited number of counterparties, which may increase the Funds’ exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Funds and, as a result, the Funds may not be able to achieve their leveraged investment objective or may decide to change their leveraged investment objective.

Defense and Rare Earth Companies Risks (WEPN ETF Only). Investments in Defense and Rare Earth Companies involve greater than average risks and may be considered speculative. The performance of Defense and Rare Earth Companies is closely linked to levels of government defense spending, geopolitical developments, and global demand for critical materials used in advanced technologies, clean energy, and defense applications. The profitability of such companies may be affected by a variety of operational, financial, and political factors, including contract performance, technological innovation, supply-chain reliability, management expertise, and access to financing for exploration, production, or program development. Defense and Rare Earth Companies are subject to significant regulatory, environmental, and political risks, including export controls, cybersecurity mandates, and restrictions on the transfer or use of sensitive technologies and materials. Changes in government policy, defense budgets, or energy and environmental regulation may materially affect operations. Moreover, rare earth production is often geographically concentrated, making supply vulnerable to trade disputes, export restrictions, and political instability in key producing regions. Cost overruns, project delays, and fluctuations in the prices of critical materials may also adversely impact profitability. As a result, the value of the Fund’s investments in Defense and Rare Earth Companies may be more volatile than investments in other sectors.

Derivatives Risk (BHDG ETF, FIAX ETF, GIAX ETF, and NGHT ETF Only). Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, the Funds’ investments in derivatives are subject to the following risks:

●	Futures Contracts (NGHT ETF Only). Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

●	Option Contracts. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

●	Swaps (NGHT ETF Only). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, the Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Equity Market Risk (GIAX ETF Only). The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Ether Investment Risks (BLOX ETF Only). The Fund’s indirect investment in ether, through investment in Underlying Funds and/or options on Underlying Funds, exposes it to the unique risks of this emerging innovation. Ether is a relatively new and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether (i.e., ether that is deposited to support the Ethereum Network), they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether.

The value of ether may be substantially dependent on speculation, such that trading and investing in ether generally may not be based on fundamental analysis. The exposure of ether to instability and other speculative parts of the blockchain crypto industry, such as an event that is not necessarily related to the security or utility of the Etherum Network, can nonetheless precipitate a significant decline in the price of ether. There are risks related to fragmentation and lack of regulatory compliance with regard to crypto asset trading platforms. The crypto asset trading platforms upon which ether is traded and which may serve as a pricing source of the valuation of ether linked derivatives held by an Underlying Fund are or may become subject to enforcement actions by regulatory authorities.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.

The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, Underlying Funds and the Fund. Additionally, legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trading in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the Underlying Funds and/or the Fund could decline significantly and without warning, including to zero.

Finally, the creation of a “fork” or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, Underlying Funds and the Fund. A fork may be intentional, such as the “Merge.” The “Merge” refers to protocol changes altering the method by which transactions are validated.

Notes to Financial Statements

April 30, 2026 (Unaudited)

The market for ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the ether futures market has grown substantially since ether futures commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts, which can impact the Underlying Funds.

Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Underlying Funds’ ability to achieve their desired exposure to ether futures contracts, thereby impacting the Fund. If the Underlying Funds are unable to achieve their targeted exposure, the Fund may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require Underlying Funds to liquidate their positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures may be considered aggressive and may expose the Underlying Funds, and thereby the Fund, to significant risks. These risks include counterparty risk and liquidity risk.

The performance of ether futures contracts, in general, has historically been highly correlated to the performance of ether. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of ether futures contracts and decrease the correlation between the performance of ether futures contracts and ether, over short or even long-term periods. In addition, the performance of back-month futures contracts (i.e, futures contracts whose delivery dates are relatively far in the future) is likely to differ more significantly from the performance of the spot prices of ether. To the extent the Underlying Funds are invested in back-month ether future contracts, their performance, and thereby the performance of the Fund, should be expected to deviate more significantly from the performance of ether.

Gold Industry Companies Risks (GLDN ETF Only). Investments in companies engaged in the exploration, mining, refining, and production of gold (Gold Industry Companies) involve greater than average risks and may be considered speculative. The performance of Gold Industry Companies is closely linked to the price of gold bullion (see “Gold Investment Risks” below). The profitability of Gold Industry Companies can be affected by a variety of operational and financial factors, including reserve quality and quantity, production costs, management expertise, and access to capital. Gold Industry Companies are also subject to significant regulatory, environmental, and political risks, particularly in developing or emerging markets where mining operations are often concentrated. In addition, labor disputes, mine safety issues, and changes in government policies or taxation can materially affect a company’s operations and financial condition. Competitive pressures within the industry may further limit profitability. As a result, the value of the Fund’s investments in Gold Industry Companies may be more volatile than investments in other sectors.

Gold Investment Risks (GLDN ETF Only). Investments in gold are considered speculative and may involve greater volatility than investments in other asset classes. The price of gold can fluctuate rapidly and unpredictably over short periods and has historically demonstrated a low correlation with the returns of equity and fixed income markets, as well as with other asset classes. The market value of gold is influenced by a wide range of factors, including changes in global supply and demand, central bank policies, interest rates, and currency exchange rates. Gold prices may also be affected by international monetary and political developments, such as currency devaluations or revaluations, trade restrictions, economic sanctions, or social and economic instability within or among nations. Physical gold bullion is subject to additional costs and risks not associated with other financial assets, including expenses related to storage, insurance, transportation, and auditing. Gold production levels may be influenced by factors such as labor conditions, weather events, environmental regulations, and technological changes in extraction or refining processes. In addition, increased hedging or speculative activity by market participants may exacerbate price volatility. Because the price of gold is closely tied to global metal prices and production costs, even short-term fluctuations can materially affect investment values. As a result, the Fund’s exposure to gold investments may cause its Share price to be more volatile than that of funds investing primarily in other types of securities.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Index ETF Risks (GIAX ETF Only). The Fund invests in Index ETFs, which subjects the Fund to the following risks in addition to ETF Risks (described below):

●	Indirect Investment Risk. The Fund’s exposure to various Indices involves indirect investment risk. None of the Indices are affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates, and are not associated with this offering. Investors in the Fund are susceptible to declines in the performance of the Indices in which the Fund invests.

●	Index Trading Risk. The price of an Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. Market volatility, unrelated to company performance, has been observed in response to economic conditions and geopolitical events.

●	Index Risks. The Fund will be subject to varying risks depending on its then-current holdings. Differing risks may apply depending on the relevant Index’s composition. For U.S. Indices, economic and market conditions primarily drive performance, while sector-specific downturns can impact an Index. Global Indices are subject to geopolitical risks and unexpected events like pandemics, introducing volatility. Foreign Indices may be influenced by economic factors specific to those countries or regions.

Nuclear Industry Companies Risks (NUKX ETF Only). Investments in Nuclear Industry Companies involve greater than average risks and may be considered speculative. The performance of Nuclear Industry Companies is closely linked to the market price of uranium (see “Uranium Investment Risks” below) and to global demand for nuclear energy. The profitability of Nuclear Industry Companies may be affected by a variety of operational, financial, and regulatory factors, including reserve quality, extraction and processing costs, management expertise, and the availability of financing for exploration, construction, and maintenance of facilities. Nuclear Industry Companies are also subject to significant regulatory oversight, environmental and safety standards, and political risks, particularly given the sensitivity of nuclear energy policy and the management of radioactive materials. In addition, changes in government regulation, taxation, or energy policy, as well as public opposition to nuclear energy or nuclear waste storage, could materially affect a company’s operations and financial condition. Operational incidents, plant shutdowns, and technological or supply-chain disruptions may further impact profitability. As a result, the value of the Fund’s investments in Nuclear Industry Companies may be more volatile than investments in other sectors.

Overnight Exposure Risk (NGHT ETF Only). The Fund differs from most traditional funds and ETFs in that it seeks to provide exposure to bitcoin only during U.S. overnight hours and not during regular U.S. equity market trading hours. As a result, the Fund’s performance is tied solely to bitcoin price movements occurring during the overnight period. Because Shares of the Fund trade on an exchange only during regular market hours, shareholders will not be able to buy or sell Shares during overnight hours when the Fund’s bitcoin exposure may fluctuate in value. Accordingly, investors will not be able to react to overnight price movements until the next regular trading session, which could result in significant differences between the Fund’s NAV and the price at which Shares are bought or sold. The Fund generally establishes its overnight bitcoin exposure near the close of regular U.S. trading hours and reduces or eliminates that exposure near the open of the next trading session. This predictable trading pattern may increase the risk that market participants anticipate the Fund’s transactions (i.e., “frontrunning”), potentially resulting in less favorable execution prices, widened spreads, or increased transaction costs, which could negatively affect performance. Although bitcoin trades continuously, liquidity, market depth, and bid-ask spreads may vary across trading venues and time periods. During periods of heightened volatility, reduced market depth, or rapid price movements particularly around market close or market open. The Fund may experience increased slippage or wider bid-ask spreads when entering or exiting positions. These conditions could adversely affect performance and increase tracking deviation relative to intended overnight exposure. There is no guarantee that historical differences between overnight and daytime bitcoin returns will persist. Bitcoin’s performance during regular U.S. market hours—when the Fund does not seek exposure—may at times exceed its overnight performance, and the Fund may underperform a strategy that holds bitcoin continuously over a full 24-hour period. Bitcoin’s overnight price movements can be significant, including sharp declines. As a result, the Fund may experience substantial losses during a single overnight period.

Silver Industry Companies Risks (SLVX ETF Only). Investments in companies engaged in the exploration, mining, refining, and production of silver (Silver Industry Companies) involve greater than average risks and may be considered speculative. The performance of Silver Industry Companies is closely linked to the price of silver bullion (see “Silver Investment Risks” below). The profitability of Silver Industry Companies may be affected by a variety of operational and financial factors, including reserve quality and quantity, extraction and refining costs, management expertise, and access to financing for exploration and development. Silver Industry Companies are also subject to significant regulatory, environmental, and political risks, particularly in developing or emerging markets where mining operations are often concentrated. In addition, labor disputes, mine safety concerns, environmental compliance costs, and changes in government policies or taxation can materially affect a company’s operations and financial condition. Competitive pressures within the industry, as well as technological advancements that alter extraction or refining methods, may further impact profitability. As a result, the value of the Fund’s investments in Silver Industry Companies may be more volatile than investments in other sectors.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Silver Investment Risks (SLVX ETF Only). Investments in silver are considered speculative and may involve greater volatility than investments in other asset classes. The price of silver can fluctuate rapidly and unpredictably and has historically shown variable correlation with the returns of equity, fixed income, and other asset classes. The market value of silver is influenced by a broad range of factors, including industrial and commercial demand, global supply conditions, inflation expectations, interest rates, and currency exchange rates. Silver prices may also be affected by international monetary and political developments, such as trade imbalances, economic sanctions, and restrictions on the movement of goods or currencies between countries. Physical silver bullion is subject to additional costs and risks not associated with other financial assets, including storage, insurance, transportation, and auditing expenses. Silver production levels may be influenced by operational and environmental factors, labor conditions, mine safety, and technological developments in extraction and refining processes. Additionally, speculative trading and hedging activities in silver or silver-related derivatives may contribute to price volatility. Because the price of silver is closely tied to global metal prices and production costs, even short- term market disruptions can materially affect investment values. Consequently, the Fund’s exposure to silver investments may cause its Share price to be more volatile than that of funds investing primarily in other types of securities.

Solana Investment Risks (BLOX ETF Only). The Fund’s investment strategy, involving indirect exposure to Solana (“SOL”), is subject to uncertainties, and potential financial losses. SOL and SOL-related investments (such as an Underlying Fund) are relatively new and subject to unique and substantial risks. SOL has historically been subject to significant price volatility and the value of an investment in the Fund could decline rapidly and significantly. The performance of SOL-related investments, and therefore the performance of the Fund, may differ significantly from the performance of SOL. As with all investments, there is no assurance of profit, and investors should be cognizant of these specific risks associated with SOL and SOL-related investments:

SOL is a relatively new innovation and is subject to unique and substantial risks. SOL operates as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. However, it has no central governmental or banking authority, is not backed by any government and not a legal tender. The markets for SOL and SOL-related investments may be less liquid and more volatile than other markets for more established products. It may be difficult to execute a SOL trade at a specific price when there is a relatively small volume of buy and sell orders in the SOL market. A market disruption can also make it more difficult to liquidate a position or find a suitable counterparty at a reasonable cost.

The market for SOL is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for SOL may be the result of speculation. The value of SOL has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of SOL may artificially inflate or deflate the price of SOL and increase volatility. A significant portion of SOL is held by a small number of holders sometimes referred to as “whales.” Transactions by these holders may influence the price of SOL and these holders may have the ability to manipulate the price of SOL.

The further development of the SOL Network and the acceptance and use of SOL may be subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the SOL Network or the acceptance of SOL may adversely affect the price and liquidity of SOL.

If one or a coordinated group of validators were to gain control of a significant proportion of SOL, they could (depending on the proportion of control gained), impede, reverse or prevent confirmation of transactions, causing a fork in the blockchain that could result in one portion of the network running the pre -modification software and the other portion of the network running the modified software – an event that could negatively impact the value of SOL and in turn the value of the Fund. Gaining such control over the network could also result in manipulation of the blockchain and cast doubt on new SOL transactions on the Solana Network.

SOL is subject to the risk of fraud, theft, manipulation, securities failures, and operational or other problems that impact SOL trading venues. Unlike the exchanges for more traditional assets, such as equity securities and established futures contracts, SOL and SOL trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote SOL in a way that may artificially increase the price of SOL). Investors may be more exposed to the risk of theft, fraud, market manipulation, and operational failures than when investing in more traditional asset classes. Over the past several years, the Solana Network has reportedly suffered multiple network outages including those arising from software problems, security vulnerabilities, and denial of service and bot attacks. Similarly, software and wallets employed by users and validators to access the Solana Network and transact in SOL may suffer from fraud, theft, disruptions, glitches or other problems negatively impacting the value of SOL and SOL-related investments. Investors in SOL and SOL-related Investments may have little or no recourse should such theft, fraud, manipulation or other problems occur and could suffer significant losses.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Legal or regulatory changes may negatively impact the operation of the Solana Network and Protocol or restrict the use of Solana. For example, if SOL were determined or were expected to be determined to be offered and sold as a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in SOL, trading in SOL-related Investments may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning.

The realization of any of these risks could result in a decline in the acceptance of SOL and consequently a reduction in the value of SOL, SOL-related investments, and the Fund.

Uranium Investment Risks (NUKX ETF Only). Investments in uranium are considered speculative and may involve greater volatility than investments in other asset classes. The price of uranium can fluctuate rapidly and unpredictably and may be influenced by global energy demand, reactor construction and decommissioning trends, geopolitical developments, and government policies regarding nuclear energy and non-proliferation. Uranium markets are also affected by the limited number of suppliers and buyers, as well as by long-term contract structures that can amplify price swings when market conditions change. The market value of uranium may be influenced by factors such as changes in electricity demand, availability of substitute energy sources, technological advances in reactor design, and storage or disposal challenges for nuclear materials. Uranium mining and processing are subject to strict environmental, health, and safety regulations, and companies involved in such activities may incur substantial costs to comply with or adapt to changing regulatory requirements. Disruptions due to political instability in uranium-producing regions, transportation or export restrictions, or accidents involving nuclear facilities can also adversely affect uranium prices. Speculative trading and inventory adjustments by utilities or sovereign entities may further contribute to market volatility. Because uranium prices are influenced by global supply and demand dynamics, policy developments, and production costs, even short-term changes in these factors can materially affect investment values. Consequently, the Fund’s exposure to uranium investments may cause its Share price to be more volatile than that of funds investing primarily in other types of securities.

Rare Earth and Critical Materials Investment Risks (WEPN ETF Only). Investments in rare earth elements and other critical materials are considered speculative and may involve greater volatility than investments in other asset classes. The prices of these materials can fluctuate rapidly and unpredictably and are influenced by global supply and demand dynamics, industrial and technological innovation, geopolitical developments, and trade and export policies. Rare earth and critical materials markets are highly concentrated, with a limited number of countries and producers accounting for the majority of global supply. As a result, production disruptions, trade restrictions, or export bans by major producing nations may cause significant price volatility. The market value of rare earth and critical materials may also be affected by changes in defense and clean energy demand, technological substitution, recycling advancements, and shifts in environmental or mining regulations. Companies involved in the exploration, extraction, and processing of these materials may face high capital and environmental compliance costs, resource depletion, or operational challenges associated with the handling of hazardous byproducts. In addition, speculative trading, government stockpiling or releases, and fluctuations in global economic conditions may further contribute to price instability. Because the prices of rare earth and critical materials are closely tied to global industrial activity, defense production, and energy transition trends, even short-term market changes can materially affect investment values. Consequently, the Fund’s exposure to rare earth and critical materials investments may cause its Share price to be more volatile than that of funds investing primarily in other types of securities.

Strategy Risk (FIAX ETF). The Fund’s investment strategy is based on the use of vertical transaction spreads that, as noted above, offer defined risk levels. If the Fund’s vertical transaction spreads frequently experience losses, in turn, the Fund would experience losses. In addition, the Fund’s investment strategy may not offer as much potential growth as other ETFs. By design, the Fund’s investment strategy has a lower risk profile than certain other ETFs (e.g., equity ETFs), which in turn, limits return potential vs investing directly in some other ETFs.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser's performance. The Adviser also serves as adviser to the Subsidiary pursuant to the advisory agreement between the Adviser and the Subsidiary (the “Subsidiary Advisory Agreement”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiary and is not entitled to any compensation under the Subsidiary Advisory Agreement. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:	Investment Advisory Fee	Investment Advisory Fee After Waiver

Fund
NGHT ETF	0.95%	N/A
BHDG ETF	0.95%	N/A
BLOX ETF	0.99%	N/A
WEPN ETF	0.99%	N/A
FIAX ETF	0.95%	0.86%*
GIAX ETF	0.90%	N/A
GLDN ETF	0.99%	N/A
NUKX ETF	0.99%	N/A
SLVX ETF	0.99%	N/A

* Effective May 9, 2025, the Adviser has voluntarily agreed to reduce its Investment Advisory Fee for the FIAX ETF through December 31, 2025, such that the Investment Advisory Fee does not exceed 0.70% of the fund’s average daily net assets. The Advisory Fee Waiver is not subject to recoupment by the Adviser.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for periods ended April 30, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to the individual sub-advisory agreements between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.05% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). ZEGA and the Sub-Adviser have agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to ZEGA and the Sub-Adviser a portion of the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by ZEGA or the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser. The Sub-Adviser also serves as sub-adviser to the Subsidiary pursuant to a sub-advisory agreement between the Adviser and Sub-Adviser (the "Subsidiary Sub-Advisory Agreement"). The Sub-Adviser does not receive any compensation for services rendered by the Sub-Adviser as sub-adviser to the Subsidiary.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

Notes to Financial Statements

April 30, 2026 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian. Prior to August 1, 2025, Fund Services also served as the Funds' sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of their Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the periods ended April 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, in-kind transactions, and purchases and sales of the Subsidiaries were as follows:

Fund	Purchases	Sales
NGHT ETF	$25	$–
BLOX ETF	582,491,118	453,692,467
WEPN ETF	11,323,550	4,829,494
FIAX ETF	31,974,647	31,652,469
GIAX ETF	112,933,647	115,537,836
GLDN ETF	3,196,706	1,132,817
NUKX ETF	3,822,248	2,608,331

Notes to Financial Statements

April 30, 2026 (Unaudited)

Fund	Purchases	Sales
SLVX ETF	2,845,191	1,283,962

For the period ended, the purchases and sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
FIAX ETF	$73,442,788	$2,747,414

For the period ended, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
GIAX ETF	$24,665,423	$5,323,090

NOTE 7 - AFFILIATED SECURITIES

The BLOX ETF held affiliated securities of the following companies during the period ended April 30, 2026. Transactions during the period in these securities of affiliated companies were as follows:

		Fair Value
						Change in
	Share				Realized	Unrealized	Fair Value		Return
Security	Balance	Balance			Gain	Appreciation/	at	Dividend	of
Name	4/30/2026	11/1/2025	Purchases	Sales	(Loss)	(Depreciation)	4/30/2026	Income	Capital
Nicholas Bitcoin Tail ETF	536,006	$-	$13,796,329	$337,732	$(358)	$(872,818)	$12,585,421	$-	$-
Nicholas Bitcoin and Treasuries AfterDark ETF	495,216	-	13,040,529	-	-	(41,109)	12,999,420	-	-

Notes to Financial Statements

April 30, 2026 (Unaudited)

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended April 30, 2026 were as follows:

		October 31,
Distributions paid from:	April 30, 2026	2025
NGHT ETF
BHDG ETF
BLOX ETF
Ordinary Income	$39,213,730	$8,543,798
WEPN ETF
Ordinary Income	$124,433	$–
FIAX ETF
Ordinary Income	$5,868,198	$5,049,684
Return of Capital	–	8,540,253
GIAX ETF
Ordinary Income	$9,654,893	$62,013
Return of Capital	–	13,787,592
GLDN ETF
Ordinary Income	$46,345	$–
NUKX ETF
Ordinary Income	$75,093	$–
SLVX ETF
Ordinary Income	$78,673	$–

As of the most recent fiscal year ended October 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	NGHT ETF	BHDG ETF	BLOX ETF	WEPN ETF	FIAX ETF
Cost of investments(a)	$–	$–	$189,019,939	$–	$153,283,046
Gross tax unrealized appreciation	–	–	18,213,313	–	1,655,568
Gross tax unrealized depreciation	–	–	(8,223,720)	–	(928,081)
Net tax unrealized appreciation (depreciation)	–	–	9,989,593	–	727,487
Undistributed ordinary income (loss)	–	–	688,828	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Total distributable earnings	–	–	688,828	–	–
Other accumulated gain (loss)	–	–	(3,139,449)	–	(4,259,262)
Total distributable earnings/(accumulated losses)	$–	$–	$7,538,972	$–	$(3,531,775)

Notes to Financial Statements

April 30, 2026 (Unaudited)

	GIAX ETF	GLDN ETF	NUKX ETF	SLVX ETF
Cost of investments(a)	$62,978,226	$–	$–	$–
Gross tax unrealized appreciation	14,376,761	–	–	–
Gross tax unrealized depreciation	(2,575,478)	–	–	–
Net tax unrealized appreciation (depreciation)	11,801,283	–	–	–
Undistributed ordinary income (loss)	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–
Total distributable earnings	–	–	–	–
Other accumulated gain (loss)	(2,661,948)	–	–	–
Total distributable earnings/(accumulated losses)	$9,139,335	$–	$–	$–

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to the treatment of wash sales and mark-to-market treatment of options.

A portion of the other accumulated gain (loss) is attributable to straddles in the amount that follows in the table below:

Fund	Straddles
BLOX ETF	(1,254,015)
FIAX ETF	(209,150)
GIAX ETF	(1,672,674)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended October 31, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of October 31, 2025, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
FIAX ETF	$4,050,112	$–
GIAX ETF	642,732	765,201

NOTE 9 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE, except the NGHT ETF and BHDG ETF, which is listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, except for FIAX ETF which is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital Shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which is not expected to have a material impact on the Funds' financial statements or disclosures.

NOTE 12 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 14, 2026, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

● the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

● the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreements, the “Agreements”) between the Adviser, Nicholas Wealth Management, LLC on behalf of the Nicholas ETFs;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto,

Such approvals also included the approval of Advisory Agreements for the Cayman Subsidiaries, with respect to the Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF, Nicholas Defense and Rare Earth Income ETF and the Nicholas Bitcoin AfterDark ETF as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser (and the Sub-Advisers with respect to the Nicholas ETFs); (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds (and the Sub-Advisers with respect to the Nicholas ETFs), including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser (and the Sub-Advisers with respect to the Nicholas ETFs), and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on January 14, 2026. Among other things, the Adviser (and the Sub-Advisers with respect to the Nicholas ETFs), provided responses to a detailed series of questions, which included information about the Adviser’s, (and the Sub-Advisers’ with respect to the Nicholas ETFs), operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s, (and the Sub-Advisers’ with respect to the Nicholas ETFs), oral presentations and any other information that the Board received at the meeting and deliberated on the initial approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements and the Sub-Advisory Agreements with respect to the Nicholas ETFs. In considering the nature, extent and quality of the services to be provided by the Adviser, and the Sub-Advisers with respect to the Nicholas ETFs, the Board reviewed the Adviser’s and Sub-Advisers’ compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser, and the Sub-Advisers with respect to the Nicholas ETFs, working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, and the Sub-Advisers with respect to the Nicholas ETFs such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser, and the Sub-Advisers with respect to the Nicholas ETFs, based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds. The Board did note that the Adviser would not receive any additional compensation for serving as investment adviser to the Cayman Subsidiaries with respect to the Nicholas Gold Income ETF, Nicholas Silver Income ETF, Nicholas Nuclear Income ETF, Nicholas Defense and Rare Earth Income ETF and the Nicholas Bitcoin AfterDark ETF.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth. The Board also considered that the Adviser, Nicholas Wealth Management and ZEGA Financial LLC (“ZEGA”),were acting as sponsors to the Nicholas Funds, and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement, and the Sub-Advisory Agreement with respect to the Nicholas ETFs, are fair and reasonable; (b) concluded that each of the Adviser’s, (and the Sub-Advisers with respect to the Nicholas ETFs), fees are reasonable in light of the services that the Adviser, (and the Sub-Advisers with respect to the Nicholas ETFs), will provide to each Fund; and (c) agreed to approve each Agreement for an initial term of two years.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

● the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

● a Sub-Advisory Agreement between the Adviser and Nicholas Wealth Management with respect to the Nicholas ETFs;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Advisers from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, each of the Adviser and Sub- Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and each Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with each ETF. The Board also considered other services provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was t difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that each Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of each Fund’s performance track record as of May 30, 2025, is provided below:

For Nicholas Fixed Income Alternative ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For Nicholas Global Equity and Income ETF, the Board noted that there was not yet a year of performance.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For Nicholas Fixed Income Alternative ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median.

For Nicholas Global Equity and Income ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that many of the Funds was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board also reviewed the sub-advisory fee paid to each Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services each Sub-Adviser provides as investment sub-adviser to each of the Sub-advised Funds, as applicable. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that each Fund had one or more sponsors, each which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fee for each Sub-advised Fund was reasonable in light of the services rendered.

The Board discussed that as each Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

The Board also considered that the sub-advisory fee paid to each Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and each Sub- Adviser.. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of each Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to each Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	July 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	July 9, 2026

* Print the name and title of each signing officer under his or her signature.